     As filed with the Securities and Exchange Commission on April 14, 1999.
                                                             File No. 333-65437

                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                     POST-EFFECTIVE AMENDMENT NO. 1 TO
                                  FORM S-6

             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
              SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                 FORM N-8B-2

A.   Exact name of trust:  Separate Account Two

B.   Name of depositor: Royal Life Insurance Company of America

C.   Complete address of depositor's principal executive offices:
     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:
     Thomas S. Clark, Esq.
     Royal Life Insurance Company of America
     P.O. Box 2999
     Hartford, CT  06104-2999

It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X   on May 3, 1999 pursuant to paragraph (b) of Rule 485
     -----
           60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
           on ___________ pursuant to paragraph (a)(1) of Rule 485
     -----
           this post-effective amendment designates a new effective date for ----- a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                          RECONCILIATION AND TIE BETWEEN
                             FORM N-8B-2 AND PROSPECTUS
Item No. of
FORM N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     1.             Cover page

     2.             Cover page

     3.             Not applicable

     4.             Royal Life Insurance Company of America; How We Sell Our
                    Policy

     5.             The Separate Account

     6.             The Separate Account

     7.             Not required by Form S-6

     8.             Not required by Form S-6

     9.             Legal Proceedings

     10. Summary; The Funds; Application for a Policy; Policy Benefits and Rights; Other Matters - Voting Rights, Dividends

     11.            Summary; The Funds

     12.            Summary;  The Funds

     13. Deductions and Charges; How We Sell Our Policy; Federal Tax Considerations

     14.            Application

     15.            Allocation of Premiums

     16.            The Funds; Allocation of Premiums

     17. Summary; Policy Benefits and Rights - Account Value and Amount Payable on Surrender of the Policy, Cancellation and Exchange Rights

ITEM NO. OF
FORM N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     18.            The Funds; Deduction and Charges; Federal Tax
                    Considerations

     19.            Other Matters - Statements

     20.            Not applicable

     21.            Policy Benefits and Rights - Policy Loans

     22.            Not applicable

     23.            Safekeeping of Separate Account Assets

     24.            Other Matters - Assignment

     25.            Royal Life Insurance Company of America

     26.            Not applicable

     27.            Royal Life Insurance Company of America

     28.            Royal Life Insurance Company of America

     29.            Royal Life Insurance Company of America

     30.            Not applicable

     31.            Not applicable

     32.            Not applicable

     33.            Not applicable

     34.            Not applicable

     35.            How We Sell Our Policy

     36.            Not required by Form S-6

     37.            Not applicable

     38.            How We Sell Our Policy

ITEM NO. OF
FORM N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     39.            Royal Life Insurance Company of America; How We Sell Our
                    Policy

     40.            Not applicable

     41.            Royal Life Insurance Company of America;  How We Sell Our
                    Policy

     42.            Not applicable

     43.            Not applicable

     44.            Allocation of Premiums

     45.            Not applicable

     46.            Policy Benefits and Rights - Account Value

     47.            The Funds

     48.            Cover Page; Royal Life Insurance Company of America

     49.            Not applicable

     50.            The Separate Account

     51. Summary; Royal Life Insurance Company of America; Your Policy; Policy Benefits and Rights; Other Matters - Beneficiary

     52.            The Funds, Investment Adviser

     53.            Federal Tax Considerations

     54.            Not applicable

     55.            Not applicable

     56.            Not required by Form S-6

     57.            Not required by Form S-6

     58.            Not required by Form S-6

     59.            Not required by Form S-6

                                       PART I

ROYAL LIFE INSURANCE COMPANY OF AMERICA
SEPARATE ACCOUNT TWO
P. O. BOX 2999                                          Modified Single Premium
HARTFORD, CT  06104-2999                       Variable Life Insurance Policies
TELEPHONE (800)862-6668


This Prospectus describes information you should know before you purchase our variable life insurance policy. Please read it carefully.


The variable life insurance policy is a contract between you and Royal Life Insurance Company of America where you agree to make payments to us and we agree to pay a death benefit to your beneficiaries. It is a modified single premium variable life insurance policy. It is:


X Modified single premium, because you pay one large single payment, and under certain circumstances you may add payments.
X Variable, because the value of your life insurance policy will fluctuate with the performance of the stock market.

After purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Acount, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style. The Sub-Accounts and the funds are listed below:



- Bond Sub-Account which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.

- High Yield Sub-Account which purchases shares of Class IA of Hartford High Yield HLS Fund

- Index Sub-Account which purchases shares of Class IA of Hartford Index HLS Fund, Inc.
- Money Market Sub-Account which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.
- Mortgage Securities Sub-Account which purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commissions' website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:
-    a bank deposit or obligation
-    federally insured
-    endorsed by any bank or governmental agency
-    available for sale in all states

Prospectus Dated:  May 3, 1999

                                 TABLE OF CONTENTS

                                                                                PAGE
SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10
SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13
ABOUT US . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       16
Royal Life Insurance Company of America. . . . . . . . . . . . . . . . . .       16
The Separate Account . . . . . . . . . . . . . . . . . . . . . . . . . . .       16
The Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       17
YOUR POLICY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20
Application. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20
Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       21
Allocation of Premiums . . . . . . . . . . . . . . . . . . . . . . . . . .       21
Accumulation Unit Values . . . . . . . . . . . . . . . . . . . . . . . . .       22
DEDUCTIONS AND CHARGES . . . . . . . . . . . . . . . . . . . . . . . . . .       22
Chart of Deduction and Charges . . . . . . . . . . . . . . . . . . . . . .       23
Cost of Insurance. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       24
Administrative Charge. . . . . . . . . . . . . . . . . . . . . . . . . . .       25
Annual Maintenance Fee . . . . . . . . . . . . . . . . . . . . . . . . . .       25
Surrender Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       25
Your Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       26
      Option 1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       26
      Option 2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Other Deductions or Charges. . . . . . . . . . . . . . . . . . . . . . . .       28
POLICY BENEFITS AND RIGHTS . . . . . . . . . . . . . . . . . . . . . . . .       28
Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Account Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Transfer of Account Value. . . . . . . . . . . . . . . . . . . . . . . . .       29
Policy Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Amount Payable on Surrender of the Policy. . . . . . . . . . . . . . . . .       31
Partial Surrenders . . . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Benefits at Maturity . . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Lapse and Reinstatement. . . . . . . . . . . . . . . . . . . . . . . . . .       32
Cancellation and Exchange Rights . . . . . . . . . . . . . . . . . . . . .       32
Suspension of Valuation, Payments and Transfers. . . . . . . . . . . . . .       33
LAST SURVIVOR POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . .       33
OTHER MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Voting Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Limit on Right to Contest. . . . . . . . . . . . . . . . . . . . . . . . .       35
Misstatement as to Age and Sex . . . . . . . . . . . . . . . . . . . . . .       35
Settlement Provisions. . . . . . . . . . . . . . . . . . . . . . . . . . .       35
Beneficiary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Assignment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       38

Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       38
EXECUTIVE OFFICERS AND DIRECTORS . . . . . . . . . . . . . . . . . . . . .       38
HOW WE SELL OUR POLICY . . . . . . . . . . . . . . . . . . . . . . . . . .       40
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS . . . . . . . . . . . . . . .       41
FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . .       42
General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Taxation of Royal and the Separate Account . . . . . . . . . . . . . . . .       42
Income Taxation of Policy Benefits . . . . . . . . . . . . . . . . . . . .       42
Last Survivor Policies . . . . . . . . . . . . . . . . . . . . . . . . . .       43
Modified Endowment Policies. . . . . . . . . . . . . . . . . . . . . . . .       43
Estate and Generation Skipping Taxes . . . . . . . . . . . . . . . . . . .       44
Diversification Requirements . . . . . . . . . . . . . . . . . . . . . . .       44
Ownership of the Assets in the Separate Account. . . . . . . . . . . . . .       45
Life Insurance Purchased for Use in Split Dollar Arrangements. . . . . . .       46
Federal Income Tax Withholding . . . . . . . . . . . . . . . . . . . . . .       46
Non-Individual Ownership of Policies . . . . . . . . . . . . . . . . . . .       46
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       46
Life Insurance Purchases by Nonresident Aliens and Foreign Corporations. .       46
LEGAL PROCEEDINGS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       46
LEGAL MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       47
YEAR 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       47
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       48
REGISTRATION STATEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .       48
APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK . . .       49
APPENDIX B -- ILLUSTRATIONS OF BENEFITS. . . . . . . . . . . . . . . . . .       52

                                   SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the Policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount that can be withdrawn in any Policy Year before we charge you a surrender charge.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

ATTAINED AGE:  The Issue Age plus the number of fully completed Policy Years.

CASH SURRENDER VALUE:  The Cash Value less all Indebtedness.

CASH VALUE: The Account Value less any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE:  The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT:  The Death Benefit less the Account Value.

DEATH BENEFIT:  The greater of (1) the Face Amount specified in the Policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the Policy.

DEATH PROCEEDS: The amount that Royal will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.

DEDUCTION AMOUNT: A deduction on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the Policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

FUNDS: The registered management investment companies in which assets of the Separate Account may be invested.

GUIDELINE SINGLE PREMIUM:  The "Guideline Single Premium" as defined in
Section 7702 of the Code.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: All monies owed to Royal by the Policy Owner, including all outstanding loans on the Policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED:  The person on whose life the Policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in Royal's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from the Account Value of the Policy. Monthly Activity Dates occur on the same day of the month as the Policy Date.

POLICY: The Policy is the individual Policy and any endorsements or riders. If you are enrolled under a group Policy, the Policy is a certificate.

POLICY ANNIVERSARY:   The anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are measured.

POLICY LOAN RATE: The interest rate charged on Policy loans.

POLICY OWNER OR YOU: The owner of the Policy

POLICY OWNER OPTIONS: You may elect one of two options offered by Royal to pay Mortality and Expense Risk charges and certain tax related charges. You must elect the option at the time the Policy is issued and the option cannot be changed once the Policy is issued. The following options are available:

         OPTION 1: ASSET BASED CHARGES: Under this option you elect to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .90% in Policy Years 1 through 10 and at an annual rate of .50% in Policy Years 11 and beyond; a Tax Expense charge that is also deducted monthly at an annual rate of .40% for the first 10 Policy Years and an Unamortized Tax charge that is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges - Policy Owner Options - Unamortized Tax Charge." See "Deductions and Charges - Policy Owner Options."

         OPTION 2: FRONTED CHARGES: Under this option you elect to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond and a Tax Expense charge that is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%. This option is not available in all states. See "Deductions and Charges - Policy Owner Options."

POLICY YEAR: The twelve months between Policy Anniversaries.

ROYAL OR US:  Royal Life Insurance Company of America.

SEPARATE ACCOUNT: For this life insurance policy, the separate acccount is Royal Life Insurance Company of America Separate Account Two.

SUB-ACCOUNT:  The subdivisions of the Separate Account.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

                                      SUMMARY

HOW DO I PURCHASE THE LIFE INSURANCE POLICY?


You apply for life insurance by completing an application. If you are between the age of 35 and 80, you may be eligible for simplified underwriting without a medical examination. If you are accepted, you pay one large single premium. Under certain circumstances you may be able to add additional premiums.

For a limited time, at least 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period is provided in certain cases.


WHAT IS THE DEATH BENEFIT?


You designate a beneficiary who will receive the death benefit if you die while the policy is in force. The policy pays a minimum death benefit, called the "face amount." The actual death benefit may be larger than the face amount if the underlying investments of the policy perform well.


DOES THE POLICY HAVE CASH VALUES?


Yes. The value of your life insurance policy will fluctuate with the performance of the underlying investments. You may transfer amounts among your investment options, subject to restrictions.


WHAT TYPE OF SURRENDER CHARGE WILL I PAY?


You don't pay a sales charge when you purchase your policy. We may charge you deferred sales charge when you terminate or withdraw amounts invested in your policy. We assess a surrender charge on amounts withdrawn that exceed 10% of the total amounts you have paid into your policy if these amounts have been in your policy for less than seven years. The surrender charge is applied to amounts withdrawn that exceed 10% of the total amounts paid in and will depend on the length of time the payment you made has been in your policy. If the amount you paid has been in your policy:

X    For less than three years, the charge is 7.5%.
X For more than three years and less than five years, the charge is 6%. X For more than five years and less than seven years, the charge is 4%. X For more than seven years and less than nine years, the charge is 2%.

You won't be charged a surrender charge on:
X    Payments that have been in your policy for more than nine years.
X    distributions made due to death

X    most payments we make to you as part of an annuity option

See "Surrender Charge" for a complete description of how sales charges are assessed.


WHAT INSURANCE CHARGES ARE ASSESSED UNDER THE POLICY?


We will deduct an amount from your policy each month to cover certain charges. These charges include a cost of insurance charge, a tax expense charge under Option 1, an administrative charge and a mortality and expense risk charge. If your policy is worth less than $50,000, or if you terminate your policy, we will deduct an annual maintenance fee of $30.

You may choose to pay these charges under one of two options. Once chosen, you cannot change your option:


     UNDER OPTION 1:
     X We will deduct a mortality and expense risk charge each month at an annual rate of .90% during the first 10 years of your policy, and thereafter at an annual rate of .50%.
     X We will deduct a tax expense charge each month at an annual rate of .40% during the first 10 years of your policy.
     X We will deduct an unamortized tax charge during the first 9 years on withdrawals, according to a schedule of rates described in "Deductions and Charges- Policy Owner Options - Unamortized Tax Charge."

     UNDER OPTION 2: (May not be available in all states)
     X We will deduct a mortality and expense risk charge each month at an annual rate of .65% during the first 10 years of your policy, and thereafter at an annual rate of .50%.
     X We will deduct a tax expense charge from your premium at an annual rate of 4.0%.


WHAT FEES DO I PAY TO THE UNDERLYING INVESTMENT PORTFOLIOS?

                           ANNUAL FUND OPERATING EXPENSES
                          (as a percentage of net assets)

-----------------------------------------------------------------------------------------------
                                                                    Other
                                                                    Expenses
                                                    Management      (before any
                                                    Fees (before    expense        Total Fund
                                                    any fee         reimburse      Operating
                                                    waivers)        -ments)        Expenses (1)
-----------------------------------------------------------------------------------------------
  Hartford Bond HLS Fund                            0.482%          0.021%         0.503%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
  Hartford Money Market Fund                        0.433%          0.015%         0.448%
-----------------------------------------------------------------------------------------------
  Hartford Mortgage Securities Fund                 0.432%          0.030%         0.462%
-----------------------------------------------------------------------------------------------
  Hartford Index Fund                               0.382%          0.019%         0.401%
-----------------------------------------------------------------------------------------------
  Hartford High Yield Fund (2)                      0.775%          0.035%         0.810%
-----------------------------------------------------------------------------------------------


(1) Management Fees generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. Other Expenses are expenses (other than Management Fees) which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.

(2) Hartford High Yield HLS Fund is a new Fund. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investement Advisors, LLC has agreed to waive its fees for these until the assets of the Fund (excluding assets contributed by companies affiliated with HL Investments Advisors, LLC) reach $20 million. After this waiver, the Management Fee would be 0.487%, Other Expenses would be 0.035%, and Total Fund Operating Expenses would be 0.522%.

CAN I TAKE OUT ANY OF MY MONEY?

X You may withdraw all or part of amounts available in your policy at any time.

X Each year you may withdraw up to 10% of your payments without having to pay a sales charge.

You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a tax penalty.

You may choose to convert your surrender into one of our payment options, without a sales charge.


MAY I TAKE A LOAN ON THE POLICY?


Yes. The policy provides for two types of cash loans. The policy secures the loans. Loans may not exceed 90% of the policy's cash value.


IS IT POSSIBLE FOR THE POLICY TO TERMINATE?


Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges and fees. If this occurs, Royal will notify you in writing. You will then have a 61-day grace period in order for you to pay additional amounts to prevent the policy from terminating.


WHAT ABOUT TAXES?


Under current tax law, your beneficiaries will receive the death benefit free of federal income tax. However, you will subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax.



                                      ABOUT US
                                      --------

                      ROYAL LIFE INSURANCE COMPANY OF AMERICA


Royal Life Insurance Company of America ("Royal") is a stock life insurance company engaged in the business of writing life insurance in all states of the United States and the District of Columbia. Royal was originally incorporated under the laws of Connecticut on September 16, 1963. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 5085, Hartford, CT 06104-5085. Royal is a wholly owned subsidiary of Hartford Life Insurance Company. On December 31, 1997, all of the common stock of Royal was purchased from Royal Maccabees Life Insurance Company. Royal is ultimately controlled by Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                THE SEPARATE ACCOUNT

Separate Account Two ("Separate Account") is a separate account of Royal established on September 1, 1998 pursuant to the insurance laws of the State of Connecticut and it is organized as a unit investment trust registered with the Securities and Exchange Commission under the

Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Royal may conduct.


                                      THE FUNDS

All of the Funds are sponsored and administered by Royal. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Funds. The Hartford Investment Management Company ("HIMCO") serves as sub-investment advisors and provides day to day investment services.

Each Fund, except the Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford High Yield HLS Fund is a diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.

We do not guarantee the investment results of any of the underlying Funds.
Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

Hartford Bond HLS Fund

     Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc. - Investment Policies."

Hartford High Yield HLS Fund

     Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund."

Hartford Index HLS Fund

     Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

Hartford Mortgage Securities HLS Fund

     Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

Hartford Money Market HLS Fund

     Seeks maximum current income consistent with liquidity and preservation of capital.

* "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund. Such shares are offered to separate accounts, including the Separate Account, established by Royal or one of its affiliated companies specifically to fund the Policies and other policies or contracts issued by Royal or its affiliates, as permitted by the Investment Company Act of 1940.

It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Royal nor the Funds currently foresee any such disadvantages either to variable life insurance Policy Owners or variable annuity contract owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between variable life Policy Owners and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Royal will bear the attendant expenses.

All investment income of, and other distributions to, each Sub-Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and both realized gains or losses on the assets of each Sub-Account are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Royal. Royal will purchase shares in the Funds in connection with premiums allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and to make payment within seven days.

Royal reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and its Sub-Accounts which fund the Policies. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, Royal also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor and which may fund the Policies.

Each Fund is subject to investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the Funds' prospectuses accompanying this Prospectus.


                                    YOUR POLICY

APPLICATION

If you wish to purchase a Policy, you must submit an application to Royal. A Policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to Royal. Acceptance is subject to Royal's underwriting rules and Royal reserves the right to reject an application for any reason. IF AN APPLICATION FOR A POLICY IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY ROYAL. No change in the terms or conditions of a Policy will be made without your consent.

The Policy will be effective on the Policy Date only after Royal has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, E.G., Monthly Activity Date, Policy Months and Policy Years. The Policy Date may be prior to, or the same as, the date the Policy is issued ("Issue Date").

If the Coverage Amount is over then current limits established by Royal, the initial payment will not be accepted with the application. In other cases where Royal receives the initial payment with the application, Royal will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by Royal. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Policy delivery, Royal will require a sufficient payment to place the insurance in force.


PREMIUMS

The Policy permits you to pay a large single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance Policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. Royal may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Royal will accept is $10,000. Royal may accept less than $10,000 under certain circumstances. Premium which does not meet the tax qualification guidelines for life insurance under the Code will not be applied to the Policy.


ALLOCATION OF PREMIUMS

Within three business days of receipt of a completed application and the initial premium payment at Royal's Home Office, Royal will allocate the entire premium payment to the Hartford Money Market Sub-Account. After the expiration of the right to cancel period, the Account Value in Hartford Money Market Sub-Account will be allocated among the Funds in whole percentages to purchase Accumulation Units in the applicable Sub-Accounts as you direct in the application. Premiums received on or after the expiration of the right to cancel period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by you or, in the absence of directions, as specified in the original application. The number of Accumulation

Units in each Sub-Account to be credited to a Policy (including the initial allocation to Hartford Money Market Sub-Account) will be determined first by multiplying the premium payment by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the premium payment.


ACCUMULATION UNIT VALUES

The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Policy. See, also, "Policy Benefits and Rights -- Account Value."

All valuations in connection with a Policy, E.G., with respect to determining Account Value and Cash Surrender Value and in connection with Policy Loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium, other than the initial premium, will be made on the date the request or payment is received by Royal at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.



                               DEDUCTIONS AND CHARGES

The deduction or charges associated with this Policy are subtracted, depending on the type of deduction or charge, from Premium payments as they are made, upon surrender or partial surrender of the Policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from Premium payments before allocations to the Sub-Accounts are made. Monthly Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a Policy. Each Deduction Amount will be subtracted pro rata from each Sub-Account such that the proportion of Account Value of the Policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will
vary from month to month.   If the Cash Surrender Value is not sufficient to
cover a Deduction Amount due on any Monthly Activity Date, the Policy may lapse. See "Policy Benefits and Rights -- Lapse and Reinstatement."

The Policy Owner may elect one of two options offered by Royal to pay the Mortality and Expense Risk charge, the Tax Expense charge and any Unamortized Tax charge. Once selected, the option may not be changed. Option 2 may not be available in all states.

The following chart illustrates the charges and deductions associated with this Policy. For a more detailed discussion see the descriptions below:

-------------------------------------------------------------------------------
 DEDUCTION OR        DEDUCTED FROM ALL   WHEN DEDUCTION IS   AMOUNT DEDUCTED
 CHARGE              POLICIES            MADE
-------------------------------------------------------------------------------
 Cost of Insurance           Yes               Monthly       Individualized
                                                             depending on age,
                                                             sex and other
                                                             factors
-------------------------------------------------------------------------------
 Administrative              Yes               Monthly       .25% of amounts
 Charge                                                      allocated to the
                                                             Separate Account
-------------------------------------------------------------------------------
 Annual Maintenance  Only Policies with  On the Policy       $30.00
 Fee                 an Account Value    Anniversary Date
                     of less than        or upon surrender
                     $50,000 on the      of the Policy
                     Policy Anniversary
                     Date or date of
                     surrender
-------------------------------------------------------------------------------
 Surrender Charge    Yes                 Upon surrender or   A percentage of
                                         partial surrender   the amount
                                         of the Policy       surrendered,
                                                             depending on the
                                                             Policy Year, which
                                                             is attributable to
                                                             premiums paid
-------------------------------------------------------------------------------
 Tax Expense Charge          Yes         Under Option 1:     Under Option 1:
                                         Monthly             .40% of Account
                                                             Value for Policy
                                         Under Option 2:     Years 1-10
                                         Receipt of premium
                                         payment             Under Option 2: 4%
                                                             of each premium
                                                             payment in all
                                                             Policy Years
-------------------------------------------------------------------------------
 Mortality and               Yes              Monthly        Under Option 1:
 Expense Risk                                                .90% of Account
 Charge                                                      Value in Policy
                                                             Years 1-10 and
                                                             .50%
-------------------------------------------------------------------------------

                                         24

-------------------------------------------------------------------------------
                                                             for Policy Years
                                                             11 and beyond.
-------------------------------------------------------------------------------
                                                             Under Option 2:
                                                             .65% of Account
                                                             Value in Policy
                                                             Years 1-10 and
                                                             .50% for Policy
                                                             years 11 and
                                                             beyond
-------------------------------------------------------------------------------
 Unamortized Tax     No, only under      Upon surrender or   A percentage of
 Charge              Option 1            partial surrender   the Account Value
                                         of the Policy       depending on the
                                                             Policy Year the
                                                             surrender takes
                                                             place.
-------------------------------------------------------------------------------

COST OF INSURANCE CHARGE: The cost of insurance charge covers Royal's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid at issue. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. For Policies eligible for simplified underwriting, standard risks have a guaranteed cost of insurance rate is 125% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table through age 90, grading down to 100% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table at age 100 (age last birthday). For Policies not eligible for simplified underwriting, standard risks have a guaranteed cost of insurance of 100% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table. (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Royal reserves the right to use rates less than those shown in the Table. Substandard risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table (age last birthday). The multiple will be based on the Insured's substandard rating.

The Coverage Amount is first set on the Policy Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates. The Coverage Amount may be adjusted to continue to qualify the Policies as life insurance Policies under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000

Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Policy Benefits and Rights -- Death Benefit.")

Because the Account Value and, as a result, the Coverage Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

ADMINISTRATIVE CHARGE: Royal will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.25%. This charge compensates Royal for administrative expenses incurred in the administration of the Separate Account and the Policies.


ANNUAL MAINTENANCE FEE

If the Account Value on a Policy Anniversary or on the date the Policy is surrendered is less than $50,000, Royal will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Royal for administrative and maintenance costs of the Policies. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Royal incurs in providing administrative services under the Policies. Royal reserves the right to waive the Annual Maintenance Fee under certain conditions.


SURRENDER CHARGE

Upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy
Years 6 through 7, this charge is 4%.   In Policy Years 8 through 9, this
charge is 2%.  After the ninth Policy Year, there is no charge.

In determining the Surrender Charge and any Unamortized Tax charge discussed below, any surrender or partial surrender during the first ten Policy Years will be deemed first from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a surrender of the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by Royal in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Policy Benefits and Rights -- Amount Payable on Surrender of the Policy."


YOUR OPTIONS

In addition to the deductions and charges described above, you, at the time the Policy is issued, will elect one of two options described below to pay charges relating to certain taxes and mortality and expense risk charges. The option you select may affect Policy Value.

     OPTION 1:  ASSET-BASED CHARGES:  Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE: Royal will deduct monthly from the Account Value attributable to the Separate Account for Policy Years 1 through 10 a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Royal assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50% for the mortality risks and expense risks Royal assumes in relation to the variable portion of the Policies. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Royal also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Royal receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Royal may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

TAX EXPENSE CHARGE: Royal will deduct monthly from the Account Value a charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Royal for premium taxes imposed by various states and local jurisdictions and for the cost of the capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and Section 848 costs of 0.15%. The 0.25% premium tax deduction over ten Policy Years approximates Royal's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Royal does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Royal for approximate expenses incurred under Section 848 of the Code.

UNAMORTIZED TAX CHARGE: Under this option, during the first nine Policy Years, an Unamortized Tax charge will be imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of Account Value, at the end of each Policy Year:

   POLICY
    YEAR          RATE
   ------         ----
     1            2.25%
     2            2.00%
     3            1.75%
     4            1.50%
     5            1.25%
     6            1.00%
     7            0.75%
     8            0.50%
     9            0.25%
     10+          0.00%

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

     OPTION 2:  FRONTED CHARGES:  Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE: In Policy Years 1 through 10, Royal will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.65% for the mortality risks and expense risks Royal assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Royal also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Royal receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Royal may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

TAX EXPENSE CHARGE: Royal will deduct from Premium payments a tax expense charge equal to an annual rate of 4.0% for all Policy Years. This charge compensates Royal for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 2.5% and a Section 848 cost of 1.5%. The premium tax deduction approximates Royal's average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Royal does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Royal for approximate expenses incurred under Section 848 of the Code.

This Option may not be available in all states.

OTHER DEDUCTIONS OR CHARGES

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.


TAXES CHARGED AGAINST THE SEPARATE ACCOUNT

Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Royal may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

                             POLICY BENEFITS AND RIGHTS

DEATH BENEFIT

While in force, the Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or
(2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount.

     EXAMPLES:
--------------------------------------------------------------------------
                                         A                         B
--------------------------------------------------------------------------
 Face Amount                          $100,000                  $100,000
--------------------------------------------------------------------------
 Insured's Age                           40                        40
--------------------------------------------------------------------------
 Account Value on Date of Death       $46,500                   $34,000
--------------------------------------------------------------------------
 Specified Percentage                   250%                      250%
--------------------------------------------------------------------------


In Example A, the Death Benefit equals $116,250, I.E., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which Royal would pay to the beneficiary.

In Example B, the death benefit is $100,000, I.E., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Settlement Provisions."


ACCOUNT VALUE

The Account Value of a Policy will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

The Account Value of a particular Policy is related to the net asset value of the Funds to which premiums on the Policy have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Policy in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Policy and the value of the Loan Account. See "The Policy -- Accumulation Unit Values."


TRANSFER OF ACCOUNT VALUE

While the Policy remains in force, and subject to Royal's transfer rules then in effect, the Policy Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Royal reserves the right to restrict the number of such transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-862-6668 Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Royal and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Royal will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Royal may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Royal follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded. Royal will send the Policy Owner a confirmation of the transfer within five days from the date of any instruction. IT IS THE RESPONSIBILITY OF THE POLICY OWNER TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE ROYAL OF ANY INACCURACIES WITHIN 30 DAYS OF RECEIPT OF THE CONFIRMATION.

Royal may modify the right to reallocate Account Value among the Sub-Accounts if Royal determines, in its sole discretion, that the exercise of that right by one or more Policy Owners is, or would be, to the disadvantage of other Policy Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Policy Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Royal considers to be disadvantageous to other Policy Owners.

As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Royal receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Royal receives the transfer request.


POLICY LOANS

While the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Royal. Both types of loans are secured by the Policy. The aggregate loans (including the currently applied for loan) may not exceed, at the time a loan is requested, 90% of the Cash Value.

The loan amount will be transferred pro rata from each Sub-Account attributable to the Policy (unless the Policy Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will earn interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the Policy is considered a "Preferred Loan."
 For exchanges which take place according to IRC Section 1035(a) that have an outstanding loan at the time of transfer, the difference between the Account Value and the total of all premiums paid under the Policy is considered a Preferred Loan. The loan interest rate that Royal will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. The proceeds of a loan will be delivered to the Policy Owner within seven business days of Royal's receipt of the loan request.

If the aggregate outstanding loan(s) secured by the Policy exceeds the Account Value of the Policy less any Surrender Charges and due and unpaid Deduction Amount, Royal will give written notice to the Policy Owner that, unless Royal receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Policy, the Policy may lapse.

All or any part of any loan secured by a Policy may be repaid while the Policy is still in effect.

When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Policy Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a grace period must be repaid before the Policy will be reinstated. See "Policy Benefits and Rights -- Lapse and Reinstatement."

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the annual interest rate for amounts held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.


AMOUNT PAYABLE ON SURRENDER OF THE POLICY

While the Policy is in force, you may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, you will receive the Cash Surrender Value determined as of the day Royal receives your written request or the date you request whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. Royal will pay the Cash Surrender Value of the Policy within seven days of receipt by Royal of the written request or on the effective surrender date you request, whichever is later. The Policy will terminate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Policy, see "Federal Tax Considerations."

If you choose to apply the surrender proceeds to a payment option (see "Other Matters -- Settlement Provisions."), the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts withdrawn from payment Option 1, Option 5 or Option 6 will be subject to any applicable Surrender Charge.

PARTIAL SURRENDERS

While the Policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal Royal's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrender will be deducted pro rata from each Sub-Account, unless you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account

Value due to the partial surrender. Partial surrenders in excess of the Annual Withdrawal Amount will be subject to the Surrender Charge and any Unamortized Tax charges. See "Deductions and Charges --Surrender Charge," and "Deductions and Charges -- Policy Owner Option 1." For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations."

BENEFITS AT MATURITY

If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the Policy to Royal, Royal will pay you the Cash Surrender Value. In such case, the Policy will terminate and Royal will have no further obligations under the Policy. (The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits.")

LAPSE AND REINSTATEMENT

The Policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. Royal will notify you of the deficiency in writing and will provide a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due as well as three. The notice will indicate the amount that must be paid.

The Policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period.
If the person insured under the Policy dies during the grace period, the Death Proceeds payable under the Policy will be reduced by the Deduction Amount(s) due and unpaid. See "Policy Benefits and Rights -- Death Benefit."

If the Policy lapses, you may apply for reinstatement of the Policy by payment of the reinstatement premium shown in the Policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Royal will require repayment of the loan before permitting reinstatement. In addition, Royal reserves the right to require evidence of insurability satisfactory to Royal.

CANCELLATION AND EXCHANGE RIGHTS

You have a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Royal or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to you (a longer free-look period is provided in certain cases), Royal will return to you, within seven days, the greater of premiums paid for the Policy less Indebtedness or the sum of (1) the Account Value less any Indebtedness on the date the returned Policy is received by Royal or its agent and (2) any deductions under Policy or by the Funds for taxes, charges or fees.

Once the Policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance Policy offered by Royal (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new Policy will have, at your election, either the same Coverage Amount as under the exchanged Policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Policy. If a Policy loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS

Royal will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency, as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Policies be suspended for the protection of Policy Owners, until such condition has ended.


                               LAST SURVIVOR POLICIES

The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

     1. The cost of insurance charges under the last survivor Policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Appendix B."

     2. To qualify for simplified underwriting under a last survivor Policy, both Insureds must meet the simplified underwriting standards.

     3. For a last survivor Policy to be reinstated, both Insureds must be alive on the date of reinstatement.

     4. The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

     5. Additional tax disclosures applicable to last survivor Policies are provided in "Federal Tax Considerations."

                                   OTHER MATTERS

VOTING RIGHTS

In accordance with its interpretation of presently applicable law, Royal will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Royal will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (I.E., shares owned by Royal) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Royal's present interpretation should change and, as a result, Royal determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account, the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Policy Benefits and Rights -- Policy Loans.") will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the Funds prospectus accompanying this Prospectus to determine matters on which shareholders may vote.

Royal may, when required by state insurance regulatory authorities, disregard Policy Owners' voting instructions if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory Policy for the Funds.

In addition, Royal itself may disregard Policy Owners' voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Royal reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Royal does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.

STATEMENTS

Royal will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Policy Year, Royal will send you a statement showing the Coverage Amount and the Account Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Sub-Account and the corresponding Accumulation Unit Value) and any outstanding loan secured by the Policy as of the date of the statement. The statement will also show premium paid, and Deduction Amounts under the Policy since the last statement, and any other information required by any applicable law or regulation.

LIMIT ON RIGHT TO CONTEST

Royal may not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX

If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Policy.

SETTLEMENT PROVISIONS


The surrender proceeds or Death Proceeds under the Policies may be paid in a lump sum or may be applied to one of Royal's payment options. The minimum amount that may be applied under a settlement option is $5,000, unless Royal consents to a lesser amount. UNDER PAYMENT OPTIONS 2, 3 AND 4, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS COMMENCE. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM PAYMENT OPTION 1, OPTION 5, OR
OPTION 6.


Royal will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The following options are available under the Policies (Royal may offer other payment options):

Option 1:  Interest Income

This option offers payments of interest, at the rate Royal declares, on the amount applied under his option. The interest rate will never be less than 3 1/2% per year.

Option 2:  Life Annuity

A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options, since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two annuity payments if he died before the date of the third annuity payment, etc.

Option 3:  Life Annuity with 120, 180 or 240 Monthly Payments Certain

This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Royal.

Option 4:  Joint and Last Survivor Annuity

An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Royal, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.

It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

Option 5:  Payments for a Designated Period


An amount payable monthly for the number of years selected, which may be from five to 30 years.


In the event of the payee's death prior to the end of the designated period, the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Royal.

Option 5 is an option that does not involve life contingencies.

Option 6:  Policy Proceeds Settlement Option

Proceeds from the Death Benefit left with Royal. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them.

Full or partial surrenders may be made at any time.

VARIABLE AND FIXED ANNUITY PAYMENTS: When an Annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.

VARIABLE ANNUITY: The Policy contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Policy.

The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.

FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate (to be determined by Royal) which is no less than the rate specified in the fixed payment annuity tables in the Policy. The annuity payment will remain level for the duration of the annuity.

Royal will make any other arrangements for income payments as may be agreed on.

BENEFICIARY

You name the beneficiary in the application for the Policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to you if living; otherwise to your estate.

ASSIGNMENT

The Policy may be assigned as collateral for a loan or other obligation. Royal is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Policies.



                           EXECUTIVE OFFICERS AND DIRECTORS

-------------------------------------------------------------------------------
                                                   OTHER BUSINESS PROFESSION,
                          POSITION WITH ROYAL,     VOCATION OR EMPLOYMENT FOR
 NAME, AGE                YEAR OF ELECTION         PAST FIVE YEARS; OTHER
                                                   DIRECTORSHIPS
-------------------------------------------------------------------------------
 Gregory A. Boyko, 47     Senior Vice President,   Vice President and
                          1998                     Controller (1995-1997),
                          Treasurer                Hartford Life Insurance
                          Director                 Company ("Hartford");
                                                   Director (1997-Present);
                                                   Senior Vice President
                                                   (1997-Present), Chief
                                                   Financial Officer &
                                                   Treasurer (1997-1998); Vice
                                                   President & Controller
                                                   (1995-1997), Hartford Life
                                                   and Accident Insurance
                                                   Company; Senior Vice
                                                   President, Chief Financial
                                                   Officer & Treasurer (1997-
                                                   Present), Hartford Life,
                                                   Inc.; Chief Financial
                                                   Officer (1994-1995), IMG
                                                   American Life; Senior Vice
                                                   President (1992-1994),
                                                   Connecticut Mutual Life
                                                   Insurance Company.
-------------------------------------------------------------------------------
 Lynda Godkin, 44         Senior Vice President,   Associate General Counsel
                          1998                     (1995-1996); Assistant
                          Corporate Secretary      General Counsel and
                          Director                 Secretary (1994-1995);
                                                   Counsel (1990-1994),
                                                   Hartford; Director (1997-
                                                   Present); Senior Vice
                                                   President (1997-Present);
                                                   General Counsel (1996-
                                                   Present); Corporate
                                                   Secretary (1995-Present);
                                                   Associate General Counsel
                                                   (1995-1996); Assistant
                                                   General Counsel and
                                                   Secretary (1994-1995);
                                                   Counsel (1990-1994),
                                                   Hartford Life and Accident
                                                   Insurance Company; Vice
                                                   President and General
                                                   Counsel (1997 - Present),
                                                   Hartford Life, Inc.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 Thomas M. Marra, 39      Director, 1998           Senior Vice President
                                                   (1994-1995); Vice President
                                                   (1989-1994); Actuary (1987-
                                                   1995), Hartford; Director
                                                   (1994-Present); Executive
                                                   Vice President (1995-
                                                   Present); Senior Vice
                                                   President (1994-1995);
                                                   Director, Individual Life
                                                   and Annuity Division (1994-
                                                   Present); Actuary (1987-
                                                   1997), Hartford Life and
                                                   Accident Insurance Company;
                                                   Executive Vice President,
                                                   Individual Life and
                                                   Annuities (1997-Present),
                                                   Hartford Life, Inc.
-------------------------------------------------------------------------------
 Charles F. Shabunia, 51  Vice President, 1998     Assistant Vice President,
                          Controller               Hartford (1987-Present)
-------------------------------------------------------------------------------
 Lowndes A. Smith, 58     President, 1998          Chief Operating Officer
                          Director                 (1989-1997), Hartford;
                                                   Director (1981-Present);
                                                   President (1989-Present);
                                                   Chief Executive Officer
                                                   (1997-Present); Chief
                                                   Operating Officer (1989-
                                                   1997), Hartford Life and
                                                   Accident Insurance Company;
                                                   Chief Executive Officer and
                                                   President and Director
                                                   (1997-Present), Hartford
                                                   Life, Inc.
-------------------------------------------------------------------------------
 Raymond P. Welnicki, 49  Director, 1998           Vice President (1993-1994),
                                                   Hartford; Director (1994-
                                                   Present); Senior Vice
                                                   President (1995-Present);
                                                   Director, Employee Benefit
                                                   Division (1997-Present);
                                                   Vice President (1993-1995),
                                                   Hartford Life and Accident
                                                   Insurance Company;  Senior
                                                   Vice President, Employee
                                                   Benefits (1997-Present),
                                                   Hartford Life, Inc.; Board
                                                   of Directors, Ethix Corp.
-------------------------------------------------------------------------------
 Lizabeth Zlatkus, 39     Director, 1998           Vice President (1994-1997);
                                                   Assistant Vice President
                                                   (1992-1994), Hartford;
                                                   Director (1994-Present);
                                                   Senior Vice President
                                                   (1997-Present); Vice
                                                   President (1994-1997);
                                                   Assistant Vice President
                                                   (1992-1994), Hartford Life
                                                   and Accident Insurance
                                                   Company; Vice President,
                                                   Group Life and Disability
                                                   (1997-Present), Hartford
                                                   Life, Inc.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 Craig R. Raymond, 37     Senior Vice President,   Vice President (1993-1997);
                          1998                     Assistant Vice President
                          Chief Actuary            (1992-1993); Actuary (1990-
                                                   1994), Hartford; Senior
                                                   Vice President (1997-
                                                   Present); Chief Actuary
                                                   (1995-Present); Vice
                                                   President (1993-1997);
                                                   Actuary (1990-1995),
                                                   Hartford Life and Accident
                                                   Insurance Company; Vice
                                                   President and Chief Actuary
                                                   (1997-Present), Hartford
                                                   Life, Inc.
-------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

------------------------------
 * Denotes date of election to Board of Directors.
** The Hartford Financial Services Group, Inc. Affiliated Company

HOW WE SELL OUR POLICY
----------------------

Royal intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Royal and who are registered representatives of Hartford Securities Distribution Company, Inc. ("HSD") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Royal. The principal business address of HSD is the same as that of Royal.


The following table shows officers and directors of HSD:

NAME AND PRINCIPAL BUSINESS ADDRESS             POSITION AND OFFICES
Lowndes A. Smith                                President and Chief Executive Officer, Director
Thomas M. Marra                                 Executive Vice President, Director
Peter W. Cummins                                Senior Vice President
Lynda Godkin                                    Senior Vice President, General Counsel and
                                                Corporate Secretary
Donald E. Waggaman, Jr.                         Treasurer
George R. Jay                                   Controller


The maximum sales commission payable to Royal agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for
variable insurance compensation.   Compensation is generally based on premium
payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Royal may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Royal out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Royal may provide information on various topics to you and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------

The assets of the Separate Account are held by Royal. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Royal. Royal maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Royal's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Royal.

                              FEDERAL TAX CONSIDERATIONS

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Right - Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.

A contract that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance.
That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes.
The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

     - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

     -    no more than 70% is represented by any two investments,

     -    no more than 80% is represented by any three investments and

     -    no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.


                                 LEGAL PROCEEDINGS
                                 -----------------

There are no material legal proceedings pending to which the Separate Account is a party.

                                   LEGAL MATTERS
                                   -------------

Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Royal, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Royal.

                                Year 2000 Compliance

IN GENERAL The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

The integrity and reliability of Royal's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Royal's business. Royal issues insurance policies and annuities to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems. Royal also has business relationships with numerous third parties that affect virtually all aspects of Royal's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Royal, and whose operations are important to Royal's business.

INTERNAL YEAR 2000 EFFORTS AND TIMETABLE Beginning in 1990, Hartford Financial Services Group, Inc. ("Hartford"), Royal's ultimate controlling parent, began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Royal's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Royal's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Royal substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Royal has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE Royal's Year 2000 efforts include assessing the potential impact on Royal of third parties' Year 2000 readiness. Royal's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Royal, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Royal's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Royal has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Royal has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Royal does not have control over these third parties and, as a result, Royal cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

YEAR 2000 COSTS The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

RISKS AND CONTINGENCY PLANS If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Royal's business. In addition, Royal's investing activities are an important aspect of its business and Royal may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Royal's financial condition or results of operations.

Royal is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Royal's business on third parties and their Year 2000 readiness. Royal currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

                                       EXPERTS
                                       -------

The audited statutory financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Royal Life Insurance Company of America, as of and for the year ended December 31, 1998, which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



The audited financial statements with respect to 1997 included in this registration statement have been audited by PricewaterhouseCoopers LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of PricewaterhouseCoopers LLP is 400 Renaissance Center, Detroit, Michigan 48243-1507.

The hypothetical Policy illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for ROYAL, and are included in reliance upon his opinion as to their reasonableness.

                               REGISTRATION STATEMENT
                               ----------------------

A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Royal, and the Policies.

                                     APPENDIX A

               SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK


If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

     Account Value: The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.

The following definition is added:

     Fixed Account: Part of the General Account of Royal to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

     Loan Account: An account in Royal's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "The Separate Account":

                                 THE FIXED ACCOUNT

THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE

FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Account," New York Policy Owners may transfer no less than the entire Account Value to the Fixed Account. Account Value transferred to the Fixed Account becomes part of the general assets of Royal.
 Royal invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Royal currently credits interest to the Account Value transferred to the Fixed Account under the Policy at the Minimum Credited Rate of 3% per year, compounded annually. Royal reserves the right to credit a lower minimum interest rate according to state law. Royal may also credit interest at rates greater than the minimum Fixed Account interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Account.

The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Administrative Charges":

     No Administrative Charge is deducted from Account Value in the Fixed
Account.

The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Mortality and Expense Risk Charge":

     No Mortality and Expense Risk Charge is deducted from Account Value in the Fixed Account.

The following separate sections are added to the section of the Prospectus entitled "Policy Benefits":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCOUNT

New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Account, Royal will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Royal received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS

Royal reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Royal will pay interest at the Fixed Account Minimum Credited Interest Rate.

                                     APPENDIX B

                             ILLUSTRATIONS OF BENEFITS

The tables in Appendix B illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.47% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.47% described above) of -0.47%, 5.53%, and 11.53%, respectively.

The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charged Against the Separate Account").

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Royal will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Royal will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

                                                                              53
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,910       9,885        44,053       10,828       9,805        44,053
      2            11,025          11,870      10,853        44,053       11,696      10,683        44,053
      3            11,576          12,918      11,912        44,053       12,642      11,640        44,053
      4            12,155          14,061      13,220        44,053       13,671      12,836        44,053
      5            12,763          15,307      14,486        44,053       14,794      13,979        44,053

      6            13,401          16,668      16,071        44,053       16,019      15,429        44,053
      7            14,071          18,152      17,586        44,053       17,355      16,795        44,053
      8            14,775          19,771      19,442        44,053       18,815      18,491        44,053
      9            15,513          21,538      21,254        44,053       20,410      20,129        44,053
     10            16,289          23,465      23,435        44,053       22,155      22,125        44,053

     11            17,103          25,773      25,743        44,053       24,263      24,233        44,053
     12            17,959          28,312      28,282        44,053       26,601      26,571        44,053
     13            18,856          31,119      31,089        44,188       29,198      29,168        44,053
     14            19,799          34,232      34,202        47,240       32,091      32,061        44,285
     15            20,789          37,667      37,637        50,474       35,306      35,276        47,310

     16            21,829          41,456      41,426        53,892       38,855      38,825        50,511
     17            22,920          45,622      45,592        58,395       42,758      42,728        54,729
     18            24,066          50,202      50,202        63,254       47,048      47,018        59,280
     19            25,270          55,271      55,271        68,536       51,766      51,766        64,190
     20            26,533          60,847      60,847        74,232       56,988      56,988        69,525

     25            33,864          98,107      98,107       113,804       91,876      91,876       106,576

     35            55,160         254,632     254,632       269,910      238,302     238,302       252,599

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

54
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,323       9,311        44,053       10,241       9,230        44,053
      2            11,025          10,626       9,633        44,053       10,449       9,460        44,053
      3            11,576          10,938       9,967        44,053       10,653       9,687        44,053
      4            12,155          11,261      10,462        44,053       10,852      10,060        44,053
      5            12,763          11,593      10,818        44,053       11,045      10,277        44,053


      6            13,401          11,937      11,388        44,053       11,229      10,687        44,053
      7            14,071          12,292      11,770        44,053       11,402      10,887        44,053
      8            14,775          12,658      12,365        44,053       11,561      11,273        44,053
      9            15,513          13,036      12,773        44,053       11,701      11,442        44,053
     10            16,289          13,426      13,396        44,053       11,819      11,789        44,053


     11            17,103          13,940      13,910        44,053       12,009      11,979        44,053
     12            17,959          14,475      14,445        44,053       12,175      12,145        44,053
     13            18,856          15,032      15,002        44,053       12,315      12,285        44,053
     14            19,799          15,611      15,581        44,053       12,422      12,392        44,053
     15            20,789          16,214      16,184        44,053       12,491      12,461        44,053


     16            21,829          16,842      16,812        44,053       12,514      12,484        44,053
     17            22,920          17,495      17,465        44,053       12,482      12,452        44,053
     18            24,066          18,174      18,144        44,053       12,382      12,352        44,053
     19            25,270          18,881      18,851        44,053       12,202      12,172        44,053
     20            26,533          19,617      19,587        44,053       11,926      11,896        44,053


     25            33,864          23,768      23,738        44,053        8,435       8,405        44,053

     35            55,160          35,017      34,987        44,053            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                            55
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.47% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,736       8,757        44,053        9,654       8,682        44,053
      2            11,025           9,450       8,522        44,053        9,271       8,360        44,053
      3            11,576           9,172       8,293        44,053        8,882       8,030        44,053
      4            12,155           8,900       8,203        44,053        8,484       7,817        44,053
      5            12,763           8,636       7,980        44,053        8,075       7,460        44,053

      6            13,401           8,379       7,930        44,053        7,654       7,242        44,053
      7            14,071           8,129       7,713        44,053        7,218       6,845        44,053
      8            14,775           7,885       7,658        44,053        6,762       6,563        44,053
      9            15,513           7,648       7,446        44,053        6,283       6,112        44,053
     10            16,289           7,417       7,387        44,053        5,778       5,748        44,053

     11            17,103           7,250       7,220        44,053        5,284       5,254        44,053
     12            17,959           7,086       7,056        44,053        4,751       4,721        44,053
     13            18,856           6,925       6,895        44,053        4,175       4,145        44,053
     14            19,799           6,767       6,737        44,053        3,548       3,518        44,053
     15            20,789           6,612       6,582        44,053        2,864       2,834        44,053

     16            21,829           6,460       6,430        44,053        2,113       2,083        44,053
     17            22,920           6,311       6,281        44,053        1,286       1,256        44,053
     18            24,066           6,164       6,134        44,053          368         338        44,053
     19            25,270           6,021       5,991        44,053            -           -             -
     20            26,533           5,880       5,850        44,053            -           -             -

     25            33,864           5,212       5,182        44,053            -           -             -

     35            55,160           4,051       4,021        44,053            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

56
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,542       9,762        44,053       10,456       9,676        44,053
      2            11,025          11,544      10,764        44,053       11,360      10,580        44,053
      3            11,576          12,644      11,864        44,053       12,351      11,571        44,053
      4            12,155          13,851      13,221        44,053       13,438      12,808        44,053
      5            12,763          15,178      14,548        44,053       14,633      14,003        44,053

      6            13,401          16,634      16,204        44,053       15,945      15,515        44,053
      7            14,071          18,233      17,803        44,053       17,387      16,957        44,053
      8            14,775          19,990      19,760        44,053       18,974      18,744        44,053
      9            15,513          21,919      21,689        44,053       20,722      20,492        44,053
     10            16,289          24,037      24,007        44,053       22,649      22,619        44,053

     11            17,103          26,402      26,372        44,053       24,816      24,786        44,053
     12            17,959          29,006      28,976        44,053       27,220      27,190        44,053
     13            18,856          31,893      31,863        45,287       29,892      29,862        44,053
     14            19,799          35,088      35,058        48,421       32,868      32,838        45,357
     15            20,789          38,609      38,579        51,736       36,164      36,134        48,460

     16            21,829          42,493      42,463        55,241       39,800      39,770        51,740
     17            22,920          46,764      46,734        59,858       43,799      43,769        56,062
     18            24,066          51,460      51,460        64,839       48,195      48,165        60,725
     19            25,270          56,657      56,657        70,254       53,028      53,028        65,755
     20            26,533          62,372      62,372        76,093       58,377      58,377        71,220

     25            33,864         100,566     100,566       116,656       94,116      94,116       109,174

     35            55,160         261,014     261,014       276,674      244,112     244,112       258,758

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                             57
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,975       9,197        44,053        9,888       9,117        44,053
      2            11,025          10,333       9,553        44,053       10,147       9,367        44,053
      3            11,576          10,706       9,926        44,053       10,406       9,626        44,053
      4            12,155          11,093      10,463        44,053       10,665      10,035        44,053
      5            12,763          11,495      10,865        44,053       10,921      10,291        44,053

      6            13,401          11,912      11,482        44,053       11,173      10,743        44,053
      7            14,071          12,347      11,917        44,053       11,418      10,988        44,053
      8            14,775          12,798      12,568        44,053       11,654      11,424        44,053
      9            15,513          13,266      13,036        44,053       11,877      11,647        44,053
     10            16,289          13,753      13,723        44,053       12,083      12,053        44,053

     11            17,103          14,281      14,251        44,053       12,289      12,259        44,053
     12            17,959          14,829      14,799        44,053       12,472      12,442        44,053
     13            18,856          15,401      15,371        44,053       12,629      12,599        44,053
     14            19,799          15,995      15,965        44,053       12,756      12,726        44,053
     15            20,789          16,613      16,583        44,053       12,846      12,816        44,053

     16            21,829          17,257      17,227        44,053       12,892      12,862        44,053
     17            22,920          17,927      17,897        44,053       12,885      12,855        44,053
     18            24,066          18,624      18,594        44,053       12,813      12,783        44,053
     19            25,270          19,349      19,319        44,053       12,664      12,634        44,053
     20            26,533          20,103      20,073        44,053       12,422      12,392        44,053

     25            33,864          24,362      24,332        44,053        9,177       9,147        44,053

     35            55,160          35,902      35,872        44,053            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

58
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.47% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,408       8,672        44,053        9,321       8,592        44,053
      2            11,025           9,190       8,471        44,053        9,003       8,298        44,053
      3            11,576           8,977       8,273        44,053        8,674       7,994        44,053
      4            12,155           8,768       8,211        44,053        8,334       7,804        44,053
      5            12,763           8,563       8,019        44,053        7,981       7,472        44,053

      6            13,401           8,362       7,997        44,053        7,611       7,277        44,053
      7            14,071           8,165       7,808        44,053        7,223       6,904        44,053
      8            14,775           7,972       7,783        44,053        6,813       6,647        44,053
      9            15,513           7,783       7,597        44,053        6,376       6,219        44,053
     10            16,289           7,598       7,568        44,053        5,909       5,879        44,053

     11            17,103           7,427       7,397        44,053        5,416       5,386        44,053
     12            17,959           7,260       7,230        44,053        4,882       4,852        44,053
     13            18,856           7,096       7,066        44,053        4,306       4,276        44,053
     14            19,799           6,935       6,905        44,053        3,679       3,649        44,053
     15            20,789           6,777       6,747        44,053        2,996       2,966        44,053

     16            21,829           6,622       6,592        44,053        2,246       2,216        44,053
     17            22,920           6,469       6,439        44,053        1,420       1,390        44,053
     18            24,066           6,320       6,290        44,053          503         473        44,053
     19            25,270           6,173       6,143        44,053            -           -             -
     20            26,533           6,029       5,999        44,053            -           -             -

     25            33,864           5,349       5,319        44,053            -           -             -

     35            55,160           4,164       4,134        44,053            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                             59
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,910       9,885        34,014       10,783       9,760        34,014
      2            11,025          11,870      10,853        34,014       11,603      10,591        34,014
      3            11,576          12,918      11,912        34,014       12,497      11,499        34,014
      4            12,155          14,061      13,220        34,014       13,476      12,644        34,014
      5            12,763          15,307      14,486        34,014       14,548      13,736        34,014

      6            13,401          16,668      16,071        34,014       15,722      15,135        34,014
      7            14,071          18,152      17,586        34,014       17,009      16,451        34,014
      8            14,775          19,771      19,442        34,014       18,418      18,096        34,014
      9            15,513          21,538      21,254        34,014       19,964      19,684        34,014
     10            16,289          23,465      23,435        34,014       21,664      21,634        34,014

     11            17,103          25,776      25,746        34,014       23,733      23,703        34,014
     12            17,959          28,353      28,323        34,014       26,046      26,016        34,014
     13            18,856          31,230      31,200        36,850       28,643      28,613        34,014
     14            19,799          34,400      34,370        40,248       31,547      31,517        36,909
     15            20,789          37,892      37,862        43,955       34,747      34,717        40,306

     16            21,829          41,737      41,707        47,998       38,270      38,240        44,010
     17            22,920          45,984      45,954        51,961       42,161      42,131        47,641
     18            24,066          50,677      50,677        56,251       46,461      46,431        51,571
     19            25,270          55,901      55,901        60,932       51,217      51,217        55,826
     20            26,533          61,636      61,636        67,183       56,472      56,472        61,554

     25            33,864         100,318     100,318       106,337       91,913      91,913        97,427

     35            55,160         261,104     261,104       274,159      235,703     235,703       247,487

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

60
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,323       9,311        34,014       10,196       9,187        34,014
      2            11,025          10,626       9,633        34,014       10,356       9,369        34,014
      3            11,576          10,938       9,967        34,014       10,510       9,546        34,014
      4            12,155          11,261      10,462        34,014       10,658       9,868        34,014
      5            12,763          11,593      10,818        34,014       10,798      10,033        34,014

      6            13,401          11,937      11,388        34,014       10,927      10,388        34,014
      7            14,071          12,292      11,770        34,014       11,041      10,528        34,014
      8            14,775          12,658      12,365        34,014       11,133      10,847        34,014
      9            15,513          13,036      12,773        34,014       11,197      10,939        34,014
     10            16,289          13,426      13,396        34,014       11,227      11,197        34,014

     11            17,103          13,940      13,910        34,014       11,312      11,282        34,014
     12            17,959          14,475      14,445        34,014       11,360      11,330        34,014
     13            18,856          15,032      15,002        34,014       11,370      11,340        34,014
     14            19,799          15,611      15,581        34,014       11,335      11,305        34,014
     15            20,789          16,214      16,184        34,014       11,249      11,219        34,014

     16            21,829          16,842      16,812        34,014       11,099      11,069        34,014
     17            22,920          17,495      17,465        34,014       10,866      10,836        34,014
     18            24,066          18,174      18,144        34,014       10,525      10,495        34,014
     19            25,270          18,881      18,851        34,014       10,046      10,016        34,014
     20            26,533          19,617      19,587        34,014        9,397       9,367        34,014

     25            33,864          23,768      23,738        34,014        1,949       1,919        34,014

     35            55,160          35,017      34,987        36,767            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                             61
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.47% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,736       8,757        34,014        9,609       8,642        34,014
      2            11,025           9,450       8,522        34,014        9,180       8,278        34,014
      3            11,576           9,172       8,293        34,014        8,741       7,902        34,014
      4            12,155           8,900       8,203        34,014        8,293       7,641        34,014
      5            12,763           8,636       7,980        34,014        7,833       7,235        34,014

      6            13,401           8,379       7,930        34,014        7,358       6,960        34,014
      7            14,071           8,129       7,713        34,014        6,863       6,507        34,014
      8            14,775           7,885       7,658        34,014        6,340       6,151        34,014
      9            15,513           7,648       7,446        34,014        5,782       5,622        34,014
     10            16,289           7,417       7,387        34,014        5,181       5,151        34,014

     11            17,103           7,250       7,220        34,014        4,573       4,543        34,014
     12            17,959           7,086       7,056        34,014        3,908       3,878        34,014
     13            18,856           6,925       6,895        34,014        3,182       3,152        34,014
     14            19,799           6,767       6,737        34,014        2,392       2,362        34,014
     15            20,789           6,612       6,582        34,014        1,525       1,495        34,014

     16            21,829           6,460       6,430        34,014          566         536        34,014
     17            22,920           6,311       6,281        34,014            -           -             -
     18            24,066           6,164       6,134        34,014            -           -             -
     19            25,270           6,021       5,991        34,014            -           -             -
     20            26,533           5,880       5,850        34,014            -           -             -

     25            33,864           5,212       5,182        34,014            -           -             -

     35            55,160           4,051       4,021        34,014            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

62
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,542       9,762        34,014       10,409       9,629        34,014
      2            11,025          11,544      10,764        34,014       11,262      10,482        34,014
      3            11,576          12,644      11,864        34,014       12,200      11,420        34,014
      4            12,155          13,851      13,221        34,014       13,234      12,604        34,014
      5            12,763          15,178      14,548        34,014       14,374      13,744        34,014

      6            13,401          16,634      16,204        34,014       15,631      15,201        34,014
      7            14,071          18,233      17,803        34,014       17,019      16,589        34,014
      8            14,775          19,990      19,760        34,014       18,552      18,322        34,014
      9            15,513          21,919      21,689        34,014       20,246      20,016        34,014
     10            16,289          24,037      24,007        34,014       22,124      22,094        34,014

     11            17,103          26,412      26,382        34,014       24,251      24,221        34,014
     12            17,959          29,069      29,039        34,592       26,630      26,600        34,014
     13            18,856          32,022      31,992        37,785       29,304      29,274        34,578
     14            19,799          35,274      35,244        41,270       32,277      32,247        37,764
     15            20,789          38,855      38,825        45,071       35,552      35,522        41,240

     16            21,829          42,799      42,769        49,218       39,157      39,127        45,030
     17            22,920          47,154      47,124        53,284       43,139      43,109        48,747
     18            24,066          51,967      51,967        57,683       47,540      47,510        52,769
     19            25,270          57,325      57,325        62,483       52,408      52,408        57,124
     20            26,533          63,206      63,206        68,894       57,784      57,784        62,985

     25            33,864         102,873     102,873       109,045       94,049      94,049        99,691

     35            55,160         267,754     267,754       281,141      241,180     241,180       253,239

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                             63
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,975       9,197        34,014        9,842       9,074        34,014
      2            11,025          10,333       9,553        34,014       10,051       9,271        34,014
      3            11,576          10,706       9,926        34,014       10,258       9,478        34,014
      4            12,155          11,093      10,463        34,014       10,462       9,832        34,014
      5            12,763          11,495      10,865        34,014       10,663      10,033        34,014

      6            13,401          11,912      11,482        34,014       10,857      10,427        34,014
      7            14,071          12,347      11,917        34,014       11,040      10,610        34,014
      8            14,775          12,798      12,568        34,014       11,207      10,977        34,014
      9            15,513          13,266      13,036        34,014       11,350      11,120        34,014
     10            16,289          13,753      13,723        34,014       11,465      11,435        34,014

     11            17,103          14,281      14,251        34,014       11,565      11,535        34,014
     12            17,959          14,829      14,799        34,014       11,631      11,601        34,014
     13            18,856          15,401      15,371        34,014       11,659      11,629        34,014
     14            19,799          15,995      15,965        34,014       11,646      11,616        34,014
     15            20,789          16,613      16,583        34,014       11,583      11,553        34,014

     16            21,829          17,257      17,227        34,014       11,458      11,428        34,014
     17            22,920          17,927      17,897        34,014       11,254      11,224        34,014
     18            24,066          18,624      18,594        34,014       10,945      10,915        34,014
     19            25,270          19,349      19,319        34,014       10,504      10,474        34,014
     20            26,533          20,103      20,073        34,014        9,899       9,869        34,014

     25            33,864          24,362      24,332        34,014        2,813       2,783        34,014

     35            55,160          35,902      35,872        37,696            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

64
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.47% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,408       8,672        34,014        9,275       8,550        34,014
      2            11,025           9,190       8,471        34,014        8,908       8,210        34,014
      3            11,576           8,977       8,273        34,014        8,529       7,859        34,014
      4            12,155           8,768       8,211        34,014        8,137       7,619        34,014
      5            12,763           8,563       8,019        34,014        7,730       7,236        34,014

      6            13,401           8,362       7,997        34,014        7,305       6,983        34,014
      7            14,071           8,165       7,808        34,014        6,856       6,551        34,014
      8            14,775           7,972       7,783        34,014        6,376       6,218        34,014
      9            15,513           7,783       7,597        34,014        5,857       5,710        34,014
     10            16,289           7,598       7,568        34,014        5,292       5,262        34,014

     11            17,103           7,427       7,397        34,014        4,684       4,654        34,014
     12            17,959           7,260       7,230        34,014        4,020       3,990        34,014
     13            18,856           7,096       7,066        34,014        3,296       3,266        34,014
     14            19,799           6,935       6,905        34,014        2,507       2,477        34,014
     15            20,789           6,777       6,747        34,014        1,641       1,611        34,014

     16            21,829           6,622       6,592        34,014          684         654        34,014
     17            22,920           6,469       6,439        34,014            -           -             -
     18            24,066           6,320       6,290        34,014            -           -             -
     19            25,270           6,173       6,143        34,014            -           -             -
     20            26,533           6,029       5,999        34,014            -           -             -

     25            33,864           5,349       5,319        34,014            -           -             -

     35            55,160           4,164       4,134        34,014            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                             65
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,910       9,885        20,001       10,697       9,677        20,001
      2            11,025          11,870      10,853        20,001       11,422      10,414        20,001
      3            11,576          12,918      11,912        20,001       12,215      11,221        20,001
      4            12,155          14,061      13,220        20,001       13,089      12,262        20,001
      5            12,763          15,307      14,486        20,001       14,058      13,252        20,001

      6            13,401          16,668      16,071        20,001       15,141      14,560        20,001
      7            14,071          18,152      17,586        20,511       16,363      15,811        20,001
      8            14,775          19,777      19,449        21,952       17,756      17,437        20,001
      9            15,513          21,563      21,279        23,503       19,345      19,067        21,086
     10            16,289          23,498      23,468        25,613       21,078      21,048        22,974

     11            17,103          25,818      25,788        27,883       23,155      23,125        25,007
     12            17,959          28,377      28,347        30,362       25,446      25,416        27,227
     13            18,856          31,175      31,145        33,357       27,951      27,921        29,907
     14            19,799          34,265      34,235        36,320       30,718      30,688        32,560
     15            20,789          37,651      37,621        39,910       33,743      33,713        35,767

     16            21,829          41,391      41,361        43,460       37,091      37,061        38,945
     17            22,920          45,488      45,458        47,762       40,751      40,721        42,788
     18            24,066          49,994      49,964        52,494       44,746      44,716        46,982
     19            25,270          54,950      54,950        57,697       49,099      49,069        51,554
     20            26,533          60,433      60,433        63,454       53,837      53,837        56,528

     25            33,864          97,233      97,233       102,095       84,495      84,495        88,719

     35            55,160         251,914     251,914       254,433      212,249     212,249       214,371

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

66
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,323       9,311        20,001       10,108       9,100        20,001
      2            11,025          10,626       9,633        20,001       10,160       9,177        20,001
      3            11,576          10,938       9,967        20,001       10,184       9,226        20,001
      4            12,155          11,261      10,462        20,001       10,175       9,392        20,001
      5            12,763          11,593      10,818        20,001       10,125       9,369        20,001

      6            13,401          11,937      11,388        20,001       10,027       9,497        20,001
      7            14,071          12,292      11,770        20,001        9,868       9,369        20,001
      8            14,775          12,658      12,365        20,001        9,633       9,363        20,001
      9            15,513          13,036      12,773        20,001        9,304       9,065        20,001
     10            16,289          13,426      13,396        20,001        8,859       8,829        20,001

     11            17,103          13,940      13,910        20,001        8,344       8,314        20,001
     12            17,959          14,475      14,445        20,001        7,660       7,630        20,001
     13            18,856          15,032      15,002        20,001        6,767       6,737        20,001
     14            19,799          15,611      15,581        20,001        5,609       5,579        20,001
     15            20,789          16,214      16,184        20,001        4,114       4,084        20,001

     16            21,829          16,842      16,812        20,001        2,174       2,144        20,001
     17            22,920          17,495      17,465        20,001            -           -             -
     18            24,066          18,174      18,144        20,001            -           -             -
     19            25,270          18,881      18,851        20,001            -           -             -
     20            26,533          19,617      19,587        20,597            -           -             -

     25            33,864          23,768      23,738        24,956            -           -             -

     35            55,160          35,046      35,016        35,396            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                             67
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.47% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,736       8,757        20,001        9,518       8,560        20,001
      2            11,025           9,450       8,522        20,001        8,971       8,088        20,001
      3            11,576           9,172       8,293        20,001        8,381       7,576        20,001
      4            12,155           8,900       8,203        20,001        7,742       7,132        20,001
      5            12,763           8,636       7,980        20,001        7,044       6,503        20,001

      6            13,401           8,379       7,930        20,001        6,272       5,929        20,001
      7            14,071           8,129       7,713        20,001        5,410       5,123        20,001
      8            14,775           7,885       7,658        20,001        4,435       4,294        20,001
      9            15,513           7,648       7,446        20,001        3,319       3,214        20,001
     10            16,289           7,417       7,387        20,001        2,029       1,999        20,001

     11            17,103           7,250       7,220        20,001          541         511        20,001
     12            17,959           7,086       7,056        20,001            -           -             -
     13            18,856           6,925       6,895        20,001            -           -             -
     14            19,799           6,767       6,737        20,001            -           -             -
     15            20,789           6,612       6,582        20,001            -           -             -

     16            21,829           6,460       6,430        20,001            -           -             -
     17            22,920           6,311       6,281        20,001            -           -             -
     18            24,066           6,164       6,134        20,001            -           -             -
     19            25,270           6,021       5,991        20,001            -           -             -
     20            26,533           5,880       5,850        20,001            -           -             -

     25            33,864           5,212       5,182        20,001            -           -             -

     35            55,160           4,051       4,021        20,001            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

68
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,542       9,762        20,001       10,314       9,534        20,001
      2            11,025          11,544      10,764        20,001       11,062      10,282        20,001
      3            11,576          12,644      11,864        20,001       11,886      11,106        20,001
      4            12,155          13,851      13,221        20,001       12,799      12,169        20,001
      5            12,763          15,178      14,548        20,001       13,818      13,188        20,001

      6            13,401          16,634      16,204        20,001       14,966      14,536        20,001
      7            14,071          18,233      17,803        20,603       16,270      15,840        20,001
      8            14,775          19,996      19,766        22,195       17,767      17,537        20,001
      9            15,513          21,945      21,715        23,919       19,484      19,254        21,237
     10            16,289          24,071      24,041        26,236       21,368      21,338        23,290

     11            17,103          26,448      26,418        28,563       23,474      23,444        25,352
     12            17,959          29,069      29,039        31,104       25,798      25,768        27,603
     13            18,856          31,937      31,907        34,172       28,337      28,307        30,320
     14            19,799          35,103      35,073        37,209       31,143      31,113        33,011
     15            20,789          38,573      38,543        40,887       34,210      34,180        36,262

     16            21,829          42,405      42,375        44,525       37,605      37,575        39,485
     17            22,920          46,604      46,574        48,934       41,316      41,286        43,382
     18            24,066          51,221      51,221        53,782       45,367      45,337        47,635
     19            25,270          56,332      56,332        59,148       49,781      49,751        52,270
     20            26,533          61,954      61,954        65,051       54,585      54,585        57,314

     25            33,864          99,680      99,680       104,663       85,670      85,670        89,953

     35            55,160         258,252     258,252       260,834      215,199     215,199       217,351

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                             69
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,975       9,197        20,001        9,745       8,984        20,001
      2            11,025          10,333       9,553        20,001        9,838       9,070        20,001
      3            11,576          10,706       9,926        20,001        9,904       9,131        20,001
      4            12,155          11,093      10,463        20,001        9,940       9,313        20,001
      5            12,763          11,495      10,865        20,001        9,938       9,312        20,001

      6            13,401          11,912      11,482        20,001        9,890       9,465        20,001
      7            14,071          12,347      11,917        20,001        9,786       9,364        20,001
      8            14,775          12,798      12,568        20,001        9,609       9,387        20,001
      9            15,513          13,266      13,036        20,001        9,342       9,125        20,001
     10            16,289          13,753      13,723        20,001        8,964       8,934        20,001

     11            17,103          14,281      14,251        20,001        8,463       8,433        20,001
     12            17,959          14,829      14,799        20,001        7,796       7,766        20,001
     13            18,856          15,401      15,371        20,001        6,923       6,893        20,001
     14            19,799          15,995      15,965        20,001        5,791       5,761        20,001
     15            20,789          16,613      16,583        20,001        4,326       4,296        20,001

     16            21,829          17,257      17,227        20,001        2,425       2,395        20,001
     17            22,920          17,927      17,897        20,001            -           -             -
     18            24,066          18,624      18,594        20,001            -           -             -
     19            25,270          19,349      19,319        20,316            -           -             -
     20            26,533          20,103      20,073        21,108            -           -             -

     25            33,864          24,362      24,332        25,580            -           -             -

     35            55,160          35,932      35,902        36,290            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

70
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.47% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,408       8,672        20,001        9,177       8,458        20,001
      2            11,025           9,190       8,471        20,001        8,684       8,002        20,001
      3            11,576           8,977       8,273        20,001        8,145       7,504        20,001
      4            12,155           8,768       8,211        20,001        7,554       7,071        20,001
      5            12,763           8,563       8,019        20,001        6,899       6,455        20,001

      6            13,401           8,362       7,997        20,001        6,167       5,890        20,001
      7            14,071           8,165       7,808        20,001        5,339       5,096        20,001
      8            14,775           7,972       7,783        20,001        4,394       4,276        20,001
      9            15,513           7,783       7,597        20,001        3,302       3,206        20,001
     10            16,289           7,598       7,568        20,001        2,029       1,999        20,001

     11            17,103           7,427       7,397        20,001          541         511        20,001
     12            17,959           7,260       7,230        20,001            -           -             -
     13            18,856           7,096       7,066        20,001            -           -             -
     14            19,799           6,935       6,905        20,001            -           -             -
     15            20,789           6,777       6,747        20,001            -           -             -

     16            21,829           6,622       6,592        20,001            -           -             -
     17            22,920           6,469       6,439        20,001            -           -             -
     18            24,066           6,320       6,290        20,001            -           -             -
     19            25,270           6,173       6,143        20,001            -           -             -
     20            26,533           6,029       5,999        20,001            -           -             -

     25            33,864           5,349       5,319        20,001            -           -             -

     35            55,160           4,164       4,134        20,001            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                            71
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 55 MALE PREFERRED / 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,978       9,951        45,872       10,978       9,951        45,872
      2            11,025          12,013      10,993        45,872       12,013      10,993        45,872
      3            11,576          13,141      12,131        45,872       13,141      12,131        45,872
      4            12,155          14,371      13,526        45,872       14,371      13,526        45,872
      5            12,763          15,713      14,886        45,872       15,713      14,886        45,872

      6            13,401          17,175      16,573        45,872       17,175      16,573        45,872
      7            14,071          18,768      18,197        45,872       18,768      18,197        45,872
      8            14,775          20,504      20,172        45,872       20,504      20,172        45,872
      9            15,513          22,396      22,110        45,872       22,396      22,110        45,872
     10            16,289          24,458      24,428        45,872       24,458      24,428        45,872

     11            17,103          26,924      26,894        45,872       26,924      26,894        45,872
     12            17,959          29,644      29,614        45,872       29,644      29,614        45,872
     13            18,856          32,652      32,622        45,872       32,652      32,622        45,872
     14            19,799          35,987      35,957        45,872       35,987      35,957        45,872
     15            20,789          39,698      39,668        46,049       39,698      39,668        46,049

     16            21,829          43,815      43,785        50,387       43,815      43,785        50,387
     17            22,920          48,360      48,330        54,646       48,360      48,330        54,646
     18            24,066          53,376      53,376        59,247       53,376      53,376        59,247
     19            25,270          58,952      58,952        64,257       58,952      58,952        64,257
     20            26,533          65,080      65,080        70,937       65,080      65,080        70,937

     25            33,864         106,361     106,361       112,742      106,361     106,361       112,742

     35            55,160         279,979     279,979       293,978      273,023     273,023       286,674

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

72
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 55 MALE PREFERRED / 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,388       9,374        45,872       10,388       9,374        45,872
      2            11,025          10,752       9,757        45,872       10,752       9,757        45,872
      3            11,576          11,123      10,149        45,872       11,123      10,149        45,872
      4            12,155          11,499      10,696        45,872       11,499      10,696        45,872
      5            12,763          11,878      11,100        45,872       11,878      11,100        45,872

      6            13,401          12,259      11,706        45,872       12,259      11,706        45,872
      7            14,071          12,643      12,118        45,872       12,638      12,113        45,872
      8            14,775          13,040      12,745        45,872       13,012      12,717        45,872
      9            15,513          13,450      13,187        45,872       13,376      13,112        45,872
     10            16,289          13,875      13,845        45,872       13,724      13,694        45,872

     11            17,103          14,429      14,399        45,872       14,166      14,136        45,872
     12            17,959          15,006      14,976        45,872       14,588      14,558        45,872
     13            18,856          15,608      15,578        45,872       14,984      14,954        45,872
     14            19,799          16,235      16,205        45,872       15,348      15,318        45,872
     15            20,789          16,889      16,859        45,872       15,669      15,639        45,872

     16            21,829          17,570      17,540        45,872       15,935      15,905        45,872
     17            22,920          18,280      18,250        45,872       16,127      16,097        45,872
     18            24,066          19,019      18,989        45,872       16,223      16,193        45,872
     19            25,270          19,790      19,760        45,872       16,194      16,164        45,872
     20            26,533          20,594      20,564        45,872       16,006      15,976        45,872

     25            33,864          25,150      25,120        45,872       11,021      10,991        45,872

     35            55,160          37,637      37,607        45,872            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                             73
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 55 MALE PREFERRED / 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.47% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,797       8,812        45,872        9,797       8,812        45,872
      2            11,025           9,562       8,623        45,872        9,562       8,623        45,872
      3            11,576           9,323       8,430        45,872        9,323       8,430        45,872
      4            12,155           9,078       8,368        45,872        9,078       8,368        45,872
      5            12,763           8,827       8,157        45,872        8,827       8,157        45,872

      6            13,401           8,578       8,119        45,872        8,565       8,107        45,872
      7            14,071           8,335       7,909        45,872        8,290       7,866        45,872
      8            14,775           8,098       7,865        45,872        7,997       7,767        45,872
      9            15,513           7,867       7,660        45,872        7,680       7,477        45,872
     10            16,289           7,641       7,611        45,872        7,333       7,303        45,872

     11            17,103           7,481       7,451        45,872        7,005       6,975        45,872
     12            17,959           7,324       7,294        45,872        6,629       6,599        45,872
     13            18,856           7,170       7,140        45,872        6,195       6,165        45,872
     14            19,799           7,018       6,988        45,872        5,694       5,664        45,872
     15            20,789           6,868       6,838        45,872        5,111       5,081        45,872

     16            21,829           6,722       6,692        45,872        4,430       4,400        45,872
     17            22,920           6,577       6,547        45,872        3,626       3,596        45,872
     18            24,066           6,436       6,406        45,872        2,665       2,635        45,872
     19            25,270           6,296       6,266        45,872        1,508       1,478        45,872
     20            26,533           6,159       6,129        45,872          106          76        45,872

     25            33,864           5,508       5,478        45,872            -           -             -

     35            55,160           4,364       4,334        45,872            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

74
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 55 MALE PREFERRED / 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,608       9,828        45,872       10,608       9,828        45,872
      2            11,025          11,682      10,902        45,872       11,682      10,902        45,872
      3            11,576          12,861      12,081        45,872       12,861      12,081        45,872
      4            12,155          14,155      13,525        45,872       14,155      13,525        45,872
      5            12,763          15,576      14,946        45,872       15,576      14,946        45,872

      6            13,401          17,136      16,706        45,872       17,136      16,706        45,872
      7            14,071          18,848      18,418        45,872       18,848      18,418        45,872
      8            14,775          20,727      20,497        45,872       20,727      20,497        45,872
      9            15,513          22,790      22,560        45,872       22,790      22,560        45,872
     10            16,289          25,056      25,026        45,872       25,056      25,026        45,872

     11            17,103          27,590      27,560        45,872       27,590      27,560        45,872
     12            17,959          30,386      30,356        45,872       30,386      30,356        45,872
     13            18,856          33,480      33,450        45,872       33,480      33,450        45,872
     14            19,799          36,912      36,882        45,872       36,912      36,882        45,872
     15            20,789          40,733      40,703        47,250       40,733      40,703        47,250

     16            21,829          44,959      44,929        51,702       44,959      44,929        51,702
     17            22,920          49,623      49,593        56,073       49,623      49,593        56,073
     18            24,066          54,771      54,771        60,796       54,771      54,771        60,796
     19            25,270          60,492      60,492        65,936       60,492      60,492        65,936
     20            26,533          66,781      66,781        72,790       66,781      66,781        72,790

     25            33,864         109,141     109,141       115,689      109,141     109,141       115,689

     35            55,160         287,296     287,296       301,661      280,158     280,158       294,165

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                             75
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 55 MALE PREFERRED / 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,037       9,257        45,872       10,037       9,257        45,872
      2            11,025          10,456       9,676        45,872       10,456       9,676        45,872
      3            11,576          10,886      10,106        45,872       10,886      10,106        45,872
      4            12,155          11,326      10,696        45,872       11,326      10,696        45,872
      5            12,763          11,774      11,144        45,872       11,774      11,144        45,872

      6            13,401          12,230      11,800        45,872       12,230      11,800        45,872
      7            14,071          12,696      12,266        45,872       12,691      12,261        45,872
      8            14,775          13,180      12,950        45,872       13,153      12,923        45,872
      9            15,513          13,684      13,454        45,872       13,611      13,381        45,872
     10            16,289          14,209      14,179        45,872       14,062      14,032        45,872

     11            17,103          14,777      14,747        45,872       14,521      14,491        45,872
     12            17,959          15,369      15,339        45,872       14,963      14,933        45,872
     13            18,856          15,986      15,956        45,872       15,381      15,351        45,872
     14            19,799          16,629      16,599        45,872       15,767      15,737        45,872
     15            20,789          17,299      17,269        45,872       16,114      16,084        45,872

     16            21,829          17,998      17,968        45,872       16,407      16,377        45,872
     17            22,920          18,726      18,696        45,872       16,631      16,601        45,872
     18            24,066          19,484      19,454        45,872       16,762      16,732        45,872
     19            25,270          20,275      20,245        45,872       16,773      16,743        45,872
     20            26,533          21,099      21,069        45,872       16,631      16,601        45,872

     25            33,864          25,770      25,740        45,872       12,035      12,005        45,872

     35            55,160          38,575      38,545        45,872            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

76
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 55 MALE PREFERRED / 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.47% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,466       8,726        45,872        9,466       8,726        45,872
      2            11,025           9,298       8,571        45,872        9,298       8,571        45,872
      3            11,576           9,123       8,409        45,872        9,123       8,409        45,872
      4            12,155           8,941       8,375        45,872        8,941       8,375        45,872
      5            12,763           8,749       8,194        45,872        8,749       8,194        45,872

      6            13,401           8,557       8,185        45,872        8,544       8,172        45,872
      7            14,071           8,369       8,004        45,872        8,324       7,961        45,872
      8            14,775           8,184       7,991        45,872        8,083       7,891        45,872
      9            15,513           8,003       7,813        45,872        7,816       7,630        45,872
     10            16,289           7,825       7,795        45,872        7,516       7,486        45,872

     11            17,103           7,662       7,632        45,872        7,188       7,158        45,872
     12            17,959           7,502       7,472        45,872        6,810       6,780        45,872
     13            18,856           7,344       7,314        45,872        6,376       6,346        45,872
     14            19,799           7,189       7,159        45,872        5,874       5,844        45,872
     15            20,789           7,037       7,007        45,872        5,291       5,261        45,872

     16            21,829           6,887       6,857        45,872        4,611       4,581        45,872
     17            22,920           6,740       6,710        45,872        3,807       3,777        45,872
     18            24,066           6,596       6,566        45,872        2,848       2,818        45,872
     19            25,270           6,454       6,424        45,872        1,693       1,663        45,872
     20            26,533           6,314       6,284        45,872          295         265        45,872

     25            33,864           5,651       5,621        45,872            -           -             -

     35            55,160           4,483       4,453        45,872            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                             77
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,972       9,945        28,491       10,972       9,945        28,491
      2            11,025          11,986      10,966        28,491       11,986      10,966        28,491
      3            11,576          13,078      12,069        28,491       13,078      12,069        28,491
      4            12,155          14,257      13,413        28,491       14,254      13,411        28,491
      5            12,763          15,545      14,721        28,491       15,524      14,700        28,491

      6            13,401          16,953      16,353        28,491       16,897      16,298        28,491
      7            14,071          18,491      17,922        28,491       18,385      17,817        28,491
      8            14,775          20,171      19,840        28,491       20,003      19,673        28,491
      9            15,513          22,007      21,722        28,491       21,773      21,489        28,491
     10            16,289          24,014      23,984        28,491       23,724      23,694        28,491

     11            17,103          26,441      26,411        28,556       26,107      26,077        28,491
     12            17,959          29,159      29,129        31,199       28,788      28,758        30,802
     13            18,856          32,143      32,113        34,393       31,734      31,704        33,955
     14            19,799          35,435      35,405        37,560       34,983      34,953        37,081
     15            20,789          39,045      39,015        41,387       38,546      38,516        40,859

     16            21,829          43,030      43,000        45,181       42,481      42,451        44,604
     17            22,920          47,398      47,368        49,767       46,792      46,762        49,131
     18            24,066          52,176      52,176        54,784       51,509      51,509        54,084
     19            25,270          57,469      57,469        60,342       56,694      56,694        59,528
     20            26,533          63,298      63,298        66,463       62,348      62,348        65,465

     25            33,864         102,611     102,611       107,741       98,856      98,856       103,798

     35            55,160         269,646     269,646       272,342      249,476     249,476       251,971

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

78
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,381       9,368        28,491       10,381       9,368        28,491
      2            11,025          10,725       9,731        28,491       10,725       9,731        28,491
      3            11,576          11,058      10,085        28,491       11,058      10,085        28,491
      4            12,155          11,402      10,601        28,491       11,376      10,575        28,491
      5            12,763          11,757      10,980        28,491       11,673      10,897        28,491

      6            13,401          12,124      11,573        28,491       11,943      11,394        28,491
      7            14,071          12,504      11,980        28,491       12,178      11,657        28,491
      8            14,775          12,896      12,601        28,491       12,367      12,075        28,491
      9            15,513          13,302      13,038        28,491       12,496      12,235        28,491
     10            16,289          13,721      13,691        28,491       12,549      12,519        28,491

     11            17,103          14,269      14,239        28,491       12,611      12,581        28,491
     12            17,959          14,839      14,809        28,491       12,567      12,537        28,491
     13            18,856          15,434      15,404        28,491       12,394      12,364        28,491
     14            19,799          16,054      16,024        28,491       12,062      12,032        28,491
     15            20,789          16,700      16,670        28,491       11,531      11,501        28,491

     16            21,829          17,373      17,343        28,491       10,748      10,718        28,491
     17            22,920          18,074      18,044        28,491        9,633       9,603        28,491
     18            24,066          18,805      18,775        28,491        8,077       8,047        28,491
     19            25,270          19,567      19,537        28,491        5,928       5,898        28,491
     20            26,533          20,362      20,332        28,491        2,971       2,941        28,491

     25            33,864          24,864      24,834        28,491            -           -             -

     35            55,160          37,205      37,175        37,577            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                             79
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.47% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,791       8,806        28,491        9,791       8,806        28,491
      2            11,025           9,535       8,599        28,491        9,535       8,599        28,491
      3            11,576           9,268       8,380        28,491        9,257       8,370        28,491
      4            12,155           9,008       8,302        28,491        8,952       8,250        28,491
      5            12,763           8,754       8,089        28,491        8,613       7,958        28,491

      6            13,401           8,506       8,051        28,491        8,231       7,790        28,491
      7            14,071           8,265       7,843        28,491        7,796       7,396        28,491
      8            14,775           8,030       7,799        28,491        7,291       7,079        28,491
      9            15,513           7,801       7,595        28,491        6,698       6,517        28,491
     10            16,289           7,577       7,547        28,491        5,992       5,962        28,491

     11            17,103           7,418       7,388        28,491        5,193       5,163        28,491
     12            17,959           7,262       7,232        28,491        4,217       4,187        28,491
     13            18,856           7,109       7,079        28,491        3,028       2,998        28,491
     14            19,799           6,958       6,928        28,491        1,578       1,548        28,491
     15            20,789           6,809       6,779        28,491            -           -             -

     16            21,829           6,664       6,634        28,491            -           -             -
     17            22,920           6,520       6,490        28,491            -           -             -
     18            24,066           6,380       6,350        28,491            -           -             -
     19            25,270           6,241       6,211        28,491            -           -             -
     20            26,533           6,105       6,075        28,491            -           -             -

     25            33,864           5,459       5,429        28,491            -           -             -

     35            55,160           4,322       4,292        28,491            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

80
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,601       9,821        28,491       10,601       9,821        28,491
      2            11,025          11,654      10,874        28,491       11,654      10,874        28,491
      3            11,576          12,796      12,016        28,491       12,796      12,016        28,491
      4            12,155          14,039      13,409        28,491       14,034      13,404        28,491
      5            12,763          15,407      14,777        28,491       15,381      14,751        28,491

      6            13,401          16,912      16,482        28,491       16,849      16,419        28,491
      7            14,071          18,566      18,136        28,491       18,452      18,022        28,491
      8            14,775          20,386      20,156        28,491       20,211      19,981        28,491
      9            15,513          22,387      22,157        28,491       22,151      21,921        28,491
     10            16,289          24,592      24,562        28,491       24,310      24,280        28,491

     11            17,103          27,096      27,066        29,263       26,775      26,745        28,917
     12            17,959          29,882      29,852        31,974       29,528      29,498        31,595
     13            18,856          32,942      32,912        35,247       32,551      32,521        34,829
     14            19,799          36,316      36,286        38,494       35,885      35,855        38,037
     15            20,789          40,017      39,987        42,417       39,541      39,511        41,913

     16            21,829          44,102      44,072        46,307       43,578      43,548        45,756
     17            22,920          48,579      48,549        51,008       48,001      47,971        50,401
     18            24,066          53,477      53,477        56,151       52,841      52,841        55,482
     19            25,270          58,902      58,902        61,847       58,160      58,160        61,068
     20            26,533          64,877      64,877        68,120       63,961      63,961        67,159

     25            33,864         105,170     105,170       110,428      101,413     101,413       106,483

     35            55,160         276,372     276,372       279,135      255,928     255,928       258,487

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                            81
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.53% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,031       9,251        28,491       10,031       9,251        28,491
      2            11,025          10,428       9,648        28,491       10,428       9,648        28,491
      3            11,576          10,820      10,040        28,491       10,819      10,039        28,491
      4            12,155          11,229      10,599        28,491       11,199      10,569        28,491
      5            12,763          11,654      11,024        28,491       11,564      10,934        28,491

      6            13,401          12,096      11,666        28,491       11,907      11,477        28,491
      7            14,071          12,556      12,126        28,491       12,220      11,790        28,491
      8            14,775          13,035      12,805        28,491       12,494      12,264        28,491
      9            15,513          13,533      13,303        28,491       12,715      12,485        28,491
     10            16,289          14,051      14,021        28,491       12,868      12,838        28,491

     11            17,103          14,613      14,583        28,491       12,956      12,926        28,491
     12            17,959          15,198      15,168        28,491       12,942      12,912        28,491
     13            18,856          15,808      15,778        28,491       12,804      12,774        28,491
     14            19,799          16,443      16,413        28,491       12,515      12,485        28,491
     15            20,789          17,105      17,075        28,491       12,037      12,007        28,491

     16            21,829          17,796      17,766        28,491       11,317      11,287        28,491
     17            22,920          18,515      18,485        28,491       10,282      10,252        28,491
     18            24,066          19,265      19,235        28,491        8,828       8,798        28,491
     19            25,270          20,046      20,016        28,491        6,808       6,778        28,491
     20            26,533          20,861      20,831        28,491        4,021       3,991        28,491

     25            33,864          25,477      25,447        28,491            -           -             -

     35            55,160          38,133      38,103        38,514            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

82
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.47% NET)


                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,460       8,720        28,491        9,460       8,720        28,491
      2            11,025           9,270       8,545        28,491        9,270       8,545        28,491
      3            11,576           9,069       8,359        28,491        9,056       8,347        28,491
      4            12,155           8,871       8,309        28,491        8,812       8,253        28,491
      5            12,763           8,677       8,126        28,491        8,530       7,989        28,491

      6            13,401           8,487       8,117        28,491        8,204       7,846        28,491
      7            14,071           8,300       7,938        28,491        7,821       7,478        28,491
      8            14,775           8,116       7,924        28,491        7,365       7,188        28,491
      9            15,513           7,936       7,748        28,491        6,818       6,651        28,491
     10            16,289           7,760       7,730        28,491        6,155       6,125        28,491

     11            17,103           7,598       7,568        28,491        5,358       5,328        28,491
     12            17,959           7,439       7,409        28,491        4,387       4,357        28,491
     13            18,856           7,282       7,252        28,491        3,204       3,174        28,491
     14            19,799           7,128       7,098        28,491        1,761       1,731        28,491
     15            20,789           6,977       6,947        28,491            -           -             -

     16            21,829           6,828       6,798        28,491            -           -             -
     17            22,920           6,682       6,652        28,491            -           -             -
     18            24,066           6,539       6,509        28,491            -           -             -
     19            25,270           6,398       6,368        28,491            -           -             -
     20            26,533           6,259       6,229        28,491            -           -             -

     25            33,864           5,600       5,570        28,491            -           -             -

     35            55,160           4,441       4,411        28,491            -           -             -

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors of
       Royal Life Insurance Company of America:



We have audited the accompanying statutory balance sheet of Royal Life Insurance Company of America (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998, and the results of its operations and its cash flows for the year then ended.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998, and the results of its operations and its cash flows for the year ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.


                                                     /s/ Arthur Andersen LLP



Hartford, Connecticut
January 26, 1999

                      [Letterhead of PricewaterhouseCoopers LLP]

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Royal Life Insurance Company of America:

We have audited the accompanying statement of admitted assets, liabilities, capital and surplus (statutory basis of accounting) of Royal Life Insurance Company of America and Subsidiaries as of December 31, 1997, and the related statements of operations, capital and surplus and cash flows (statutory basis of accounting) for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described more fully in Note A to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Royal Life Insurance Company of America and Subsidiaries as of December 31, 1997, or the results of its operations or its cash flows for the year then ended.


In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of Royal Life Insurance Company of America and Subsidiaries as of December 31, 1997, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note A.






/s/ PricewaterhouseCoopers LLP

Detroit, Michigan
February 6, 1998

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                                    BALANCE SHEETS
                                  (STATUTORY BASIS)
                                        ($000)

                                                                              AS OF DECEMBER 31,
                                                                    -------------------------------------
                                                                       1998                     1997
                                                                    -----------             -------------
                                                                    (Successor)             (Predecessor)
ASSETS
     Bonds                                                          $    5,717              $     5,583
     Cash and Short-Term Investments                                     4,740                    4,311
                                                                    -----------             -------------
     TOTAL CASH AND INVESTED ASSETS                                     10,457                    9,894
                                                                    -----------             -------------

     Investment Income Due and Accrued                                      36                      106
     Guaranty Funds Receivable on Deposit                                  104                        -
                                                                    -----------             -------------

     TOTAL ASSETS                                                   $   10,597              $    10,000
                                                                    -----------             -------------
                                                                    -----------             -------------

LIABILITIES

     Agrregate Reserves for Future Benefits
            Annuity                                                 $        -              $         -
            Life                                                             -                        -
     Policy and Contract Claims                                              -                        -
     Taxes, Licenses and Fee Due and Accrued                                11                        -
     Federal Income Taxes Accrued                                          172                        -
     Remittances and Items Not Allocated                                     4                        -
     Asset Valuation Reserve                                                 3                        -
     Payable to Parents, Subsidiaries and Affiliates                        23                        -
                                                                    -----------             -------------

      TOTAL LIABILITIES                                                    213                        0
                                                                    -----------             -------------

CAPITAL AND SURPLUS

     Common Stock                                                        2,500                    2,500
     Gross Paid-In and Contributed Surplus                               7,569                    7,500
     Unassigned Funds                                                      315                        -
                                                                    -----------             -------------

     TOTAL CAPITAL AND SURPLUS                                          10,384                   10,000
                                                                    -----------             -------------

TOTAL LIABILITIES, CAPITAL AND SURPLUS                              $   10,597              $    10,000
                                                                    -----------             -------------
                                                                    -----------             -------------


                    The accompanying notes are an integral part of
                     these statutory basis financial statements.

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                               STATEMENTS OF OPERATIONS
                                  (STATUTORY BASIS)
                                        ($000)

                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                    -------------------------------------
                                                                       1998                     1997
                                                                    -----------             -------------
                                                                    (Successor)             (Predecessor)
REVENUES
  Premiums and annuity considerations                               $       -               $      19,492
  Net investment income                                                     570                    22,209
  Amortization of interest maintenance reserve                              -                         127
  Commissions and expense allowances on reinsurance ceded                    17                        -
                                                                    -----------             -------------
    TOTAL REVENUES                                                          587                    41,828
                                                                    -----------             -------------

BENEFITS AND EXPENSES

  Decrease in future policy benefit reserves                                -                    (280,477)
  Reserves transferred                                                      -                     267,772
  Annuity benefits                                                          -                       5,516
  Surrender benefits                                                        -                      43,049
  Death benefits                                                            -                         846
  Other benefits to policyholders and beneficiaries                         -                          61
  Commissions, net                                                           17                       373
  General and administrative expenses                                       -                       1,671
  Taxes, licenses and fees                                                   80                    (1,116)
  Other expense (income), net                                               -                          65
                                                                    -----------             -------------
    TOTAL BENEFITS AND EXPENSES                                              97                    37,760
                                                                    -----------             -------------

NET GAIN FROM OPERATIONS

    BEFORE FEDERAL INCOME TAX EXPENSE                                       490                     4,068

    Federal Income Tax Expense                                              172                     1,390
                                                                    -----------             -------------
NET GAIN FROM OPERATIONS                                                    318                     2,678


    Net Realized Capital Losses, after tax                                  -                        (566)
                                                                    -----------             -------------

NET INCOME                                                          $       318             $       2,112
                                                                    -----------             -------------
                                                                    -----------             -------------

                    The accompanying notes are an integral part of
                     these statutory basis financial statements.

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                     STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                  (STATUTORY BASIS)
                                        ($000)

                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                    -------------------------------------
                                                                       1998                     1997
                                                                    -----------             -------------
                                                                    (Successor)             (Predecessor)
COMMON STOCK,
    Beginning and End of Year                                      $      2,500            $        2,500
                                                                    -----------             -------------

GROSS PAID-IN AND CONTRIBUTED SURPLUS

    Balance, Beginning of Year                                     $      7,500            $       54,350
    Net Transfer (to) from Parent                                            69                   (46,850)
                                                                    -----------             -------------
    BALANCE, END OF YEAR                                           $      7,569            $        7,500
                                                                    -----------             -------------

UNNASSIGNED FUNDS

    Balance, Beginning of Year                                     $        -              $        9,029

    Net Income                                                              318                     2,112
    Net Unrealized Capital (Losses)
      Gains                                                                 -                     (10,452)
    Decrease (Increase) in Asset
      Valuation Reserve                                                      (3)                    3,037
    Decrease in Nonadmitted Assets                                          -                          51
    Net Transfer to Parent                                                  -                      (3,777)
                                                                    -----------             -------------
    Balance, End of Year                                           $        315            $          -
                                                                    -----------             -------------

TOTAL CAPITAL AND SURPLUS,

    End of Year                                                    $    10,384             $       10,000
                                                                    -----------             -------------
                                                                    -----------             -------------

                    The accompanying notes are an integral part of
                     these statutory basis financial statements.

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                               STATEMENTS OF CASH FLOWS
                                  (STATUTORY BASIS)
                                        ($000)

                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                    -------------------------------------
                                                                       1998                     1997
                                                                    -----------             -------------
                                                                    (Successor)             (Predecessor)
      OPERATIONS
           Premiums and Annuity Considerations                     $         17             $      19,910
           Investment Income                                                675                    26,814
                                                                    -----------             -------------
            Total Income                                                    692                    46,724
                                                                    -----------             -------------

           Policy Claims                                                    -                      49,832
           Commissions and Other Expenses                                    86                     2,172
           Federal Income Tax Payments                                      -                       1,155
           Reserves Ceded                                                   -                     267,772
                                                                    -----------             -------------
            Total Benefits and Expenses                                      86                   320,931

           NET CASH FROM (USED in) OPERATIONS                               606                  (274,207)
                                                                    -----------             -------------

      PROCEEDS FROM INVESTMENTS


           Bonds                                                          2,159                   290,444
           Stocks                                                           -                      29,001
           Mortgage Loans                                                   -                         206
           Real Estate                                                      -                       1,187
                                                                    -----------             -------------


            NET INVESTMENT PROCEEDS                                       2,159                   320,838
                                                                    -----------             -------------

           TAX REFUND ON CAPITAL LOSSES                                     -                           5
                                                                    -----------             -------------

            TOTAL PROCEEDS                                                2,765                    46,636
                                                                    -----------             -------------

      COST OF INVESTMENTS ACQUIRED


           Bonds                                                          2,328                     4,845
           Mortgage Loans                                                   -                         -
           Real Estate                                                      -                         -
           Net (Decrease) Increase in Policy Loans                          -                      (3,802)
                                                                    -----------             -------------

           TOTAL INVESTMENTS ACQUIRED                                     2,328                     1,043
                                                                    -----------             -------------

      OTHER CASH APPLIED (PROVIDED)

      Net Transfer to Parent                                                (69)                   50,627

      Other                                                                  77                    (6,439)
                                                                    -----------             -------------

           TOTAL OTHER CASH APPLIED (PROVIDED)                                8                    44,188
                                                                    -----------             -------------

           TOTAL APPLICATIONS (PROVIDED)                                  2,336                    45,231
                                                                    -----------             -------------

      NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                         429                     1,405

      CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  4,311                     2,906
                                                                    -----------             -------------

      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                 $     4,740             $       4,311
                                                                    -----------             -------------
                                                                    -----------             -------------


                    The accompanying notes are an integral part of
                     these statutory basis financial statements.

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                            NOTES TO FINANCIAL STATEMENTS
                                 (STATUTORY BASIS)
                                 DECEMBER 31, 1998
                    (Amounts in thousands unless otherwise stated)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

          ORGANIZATION
          Royal Life Insurance Company of America ("Royal", the "Successor" or the "Company"), is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT").
          On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company.

          Effective December 31, 1997, all of the common stock of the Company was purchased from Royal Maccabees Life Insurance Company (Royal Maccabees). Hereafter the Company with respect to information as of and prior to December 31, 1997, will be defined as the Predecessor. Prior to the sale, the insurance business of the Predecessor was transferred to Royal Maccabees as part of a coinsurance/assumption reinsurance agreement. The Predecessor offered individual annuities contracts, as well as, a complete line of ordinary and universal life insurance. As of December 31, 1997, the Company is not writing any new business. Royal is licensed in several states and sales are planned to commence in 1999.

          BASIS OF PRESENTATION
          The accompanying Royal statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

          Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

          Final approval of the NAIC's proposed "Comprehensive Guide" or statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

          The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

          Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                            NOTES TO FINANCIAL STATEMENTS
                                 (STATUTORY BASIS)
                                 DECEMBER 31, 1998
                    (Amounts in thousands unless otherwise stated)


(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative interest maintenance reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished;

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                            NOTES TO FINANCIAL STATEMENTS
                                 (STATUTORY BASIS)
                                 DECEMBER 31, 1998
                    (Amounts in thousands unless otherwise stated)


(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

     There were no significant differences in net income or capital and surplus as of and for the year ended December 31, 1998 between GAAP and statutory accounting practices. The effects on the Predecessor financial statements as of and for the year ended December 31, 1997, of the variances between GAAP and statutory accounting principles, although not reasonably determinable, are presumed to be material.

     AGGREGATE RESERVES FOR FUTURE BENEFITS AND CONTRACT CLAIMS
     Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Mortality Tables and various valuation rates ranging from 3% to 6%.

     The Predecessor reinsured portions of certain policies that were underwritten to limit disproportionate risks. The Predecessor had standard coinsurance and yearly renewable term reinsurance agreements with several companies. As of December 31, 1997, the Company is not writing any new business.

     As part of the sales agreement of the Predecessor to Hartford Life Insurance Company, the Predecessor ceded 100% of all business to Royal Maccabees which was not otherwise ceded through a standard coinsurance agreement. This coinsurance/assumption agreement will remain in effect until all existing business is novated to Royal Maccabees.

     The Predecessor is contingently liable with respect to reinsurance in the event assuming reinsurers are unable to meet their obligations.

     INVESTMENTS
     Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                            NOTES TO FINANCIAL STATEMENTS
                                 (STATUTORY BASIS)
                                 DECEMBER 31, 1998
                    (Amounts in thousands unless otherwise stated)

     The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased by $
     (3) in 1998 and decreased by $3,037 in 1997. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

     MORTGAGE LOANS
     Mortgage loans are carried at their aggregate unpaid balances, which approximates fair value. The maximum percentage of any one mortgage loan to the value of collateral at the time of the loan is 75 percent. Property insurance is required on all properties covered by mortgage loans.
     Mortgage loans are collateralized by real estate located primarily in the Midwestern United States. From time to time, the Company acquires real estate holdings through foreclosures of commercial mortgages. Real estate held for sale is recorded at the lower of cost or its market value at the date of foreclosure.

     Unrealized losses on real estate at the date of foreclosure are recorded directly to surplus, as permitted by the Insurance Department of the State of Connecticut.


2. INVESTMENTS:
   (a)  COMPONENTS OF NET INVESTMENT INCOME

                                                        1998           1997
                                                    -----------    -------------
                                                    (SUCCESSOR)    (PREDECESSOR)
Interest income from bonds and short-term           $      564     $      21,653
  investments
Interest income from policy loans                        -                   328
Interest and dividends from other investments                6               603
                                                    -----------    -------------
Gross investment income                                    570            22,584
     Investment expenses                               -                     375
                                                    -----------    -------------
Net investment income                               $      570     $      22,209
                                                    -----------    -------------
                                                    -----------    -------------

   (b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                        1998           1997
                                                    -----------    -------------
                                                    (SUCCESSOR)    (PREDECESSOR)
Gross unrealized capital gains                      $        98    $         74
Gross unrealized capital losses                          -                -
                                                    -----------    -------------
Net unrealized capital gains                                 98              74
Balance at beginning of year                                 74           6,435
                                                    -----------    -------------
Change in net unrealized capital gains
(losses) on bonds and short-term investments        $        24    $     (6,361)
                                                    -----------    -------------
                                                    -----------    -------------

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                            NOTES TO FINANCIAL STATEMENTS
                                 (STATUTORY BASIS)
                                 DECEMBER 31, 1998
                    (Amounts in thousands unless otherwise stated)


   (c) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)


                                                        1998           1997
                                                    -----------    -------------
                                                    (SUCCESSOR)    (PREDECESSOR)
     Bonds and short-term investments               $          -   $        187
     Real estate and other                               -                 (871)
                                                    -----------    -------------
     Realized capital losses                             -                 (684)
     Capital gains benefit                               -                 (240)
                                                    -----------    -------------
     Net realized capital losses                         -                 (444)
     Amounts transferred to IMR                          -                  122
                                                    -----------    -------------
     Net realized capital losses                    $    -         $       (566)
                                                    -----------    -------------
                                                    -----------    -------------

     (d)  OFF-BALANCE SHEET INVESTMENTS
     The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.

     (e) CONCENTRATION OF CREDIT RISK
     The Company has invested in the short-term securities of a single issuer, TRW, Inc., in an amount greater than 10% of Company capital and surplus. The statement value of this investment was $4,829 as of December 31, 1998. The NAIC rating on this holding was 1. Excluding this and U.S. government and government agency investments, the Company had no other significant concentration of credit risk as of December 31, 1998.

     (f) BONDS AND SHORT-TERM INVESTMENTS

                                                                      GROSS           GROSS       ESTIMATED
                                                      AMORTIZED     UNREALIZED     UNREALIZED        FAIR
                      1998 (SUCCESSOR)                   COST         GAINS          LOSSES         VALUE
-------------------------------------------------     -----------------------------------------------------
U.S. government and government agencies and
authorities:
      -Guaranteed and sponsored                        $ 5,717        $   98         $  -          $ 5,815
Short-term investments                                   4,829             -            -            4,829
                                                       -----------------------------------------------------
Total bonds and short-term investments                 $10,546        $   98         $  -          $10,644
                                                       -----------------------------------------------------
                                                       -----------------------------------------------------


                                                                      GROSS           GROSS       ESTIMATED
                                                      AMORTIZED     UNREALIZED     UNREALIZED        FAIR
                      1997 (PREDECESSOR)                 COST         GAINS          LOSSES         VALUE
-------------------------------------------------     -----------------------------------------------------
U.S. government and government agencies and
authorities:
     -Guaranteed and sponsored                         $ 5,583        $   74            -          $ 5,657
                                                       -----------------------------------------------------
Total bonds and short-term investments                 $ 5,583        $   74            -          $ 5,657
                                                       -----------------------------------------------------
                                                       -----------------------------------------------------

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                            NOTES TO FINANCIAL STATEMENTS
                                 (STATUTORY BASIS)
                                 DECEMBER 31, 1998
                    (Amounts in thousands unless otherwise stated)


     The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                             ESTIMATED
                                            AMORTIZED           FAIR
                                              COST             VALUE
                                            ---------        ---------
                   Maturity
                   --------
      One year or less                      $   7,736        $   7,808
      Over one year through five years          2,810            2,836
                                            ---------        ---------
      Total                                 $  10,546        $  10,644
                                            ---------        ---------
                                            ---------        ---------

   Proceeds from sales and maturities of investments in bonds during 1998 and 1997, were $2,159 and $290,444, respectively, resulting in gross realized gains of $0 and $215, respectively, and gross realized losses of $0 and $28, respectively, before transfers to IMR.

   Bonds with a carrying value of $5,717 were on deposit as of December 31, 1998 with various regulatory authorities as required.

   (g) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS:

                                         1998                  1997
                                         ----                  ----
                                   (Successor)             (Predecessor)
                                            ESTIMATED                 ESTIMATED
                                 CARRYING      FAIR       CARRYING      FAIR
                                  AMOUNT      VALUE        AMOUNT       VALUE
                                 ----------------------------------------------
     Assets
         Bonds                    $5,717      $5,815       $5,583       $5,657
         Cash and short-term      $4,740      $4,740       $4,311       $4,311
          investments

The estimated fair value of bonds and short-term investments was determined by the Company and Predecessor primarily using NAIC market values.

3. AGGREGATE RESERVES FOR FUTURE BENEFITS
     The Company's existing reserves consist of life deferred fixed annuities and supplementary contracts. The Company cedes 100% of its insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve Royal of its primary liability. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

     A summary of reinsurance information as of and for the years ended December 31, follows:

1998 (SUCCESSOR)                                   DIRECT     CEDED        NET
----------------                                  --------   -------      -----
Premiums and Annuity Considerations               $  1,937  $ (1,937)     $   -
Death, Annuity, Surrender and Other Benefits         1,450    (1,450)         -
Aggregate Reserves for Future Benefits              19,426   (19,426)         -
Policy and Contract Claims                             400      (400)         -

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                            NOTES TO FINANCIAL STATEMENTS
                                 (STATUTORY BASIS)
                                 DECEMBER 31, 1998
                    (Amounts in thousands unless otherwise stated)

1997 (PREDECESSOR)                               DIRECT      CEDED        NET
------------------                              --------   ---------    -------
Premiums and Annuity Considerations             $ 20,253   $   (761)    $19,492
Death, Annuity, Surrender and Other Benefits      50,755     (1,283)     49,472
Aggregate Reserves for Future Benefits            86,749    (86,749)          -
Policy and Contract Claims                             5         (5)          -

    Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 are as follows:

                                                                                               % OF
    Subject to discretionary withdrawal:                                       AMOUNT          TOTAL
    ------------------------------------                                      --------        ------
    At book value less current surrender charge of 5% or more                 $    738          4.1%
                                                                              --------        ------
    Total with adjustment or at market value                                       738          4.1%
    At book value without adjustment (minimal or no charge or adjustment)       16,792         92.8%

    Not subject to discretionary withdrawal                                        553          3.1%
                                                                              --------        ------
                                                                                18,083        100.0%

    Reinsurance ceded                                                          (18,083)
                                                                              --------
    Total, net                                                                $  -
                                                                              --------
                                                                              --------

4. RELATED PARTY TRANSACTIONS:
     There were no significant related party transactions as of and for the year ended December 31, 1998. Approximately $1,196 of general expenses incurred by the Predecessor in 1997 represent direct and indirect expenses allocated from Royal Maccabees and related entities. Direct expenses are based on bills specifically paid for expenses of the Predecessor. The indirect expenses are costs incurred by Royal Maccabees and affiliates for the benefit of the Predecessor and are billed based on internal time studies or studies of other services provided. Also, $703 of IMR was transferred to Royal Maccabees in 1997 concurrent with the coinsurance/assumption reinsurance agreement. Additionally, $150 of the Predecessor's investment expenses in 1997 represent charges from Royal Investment Management Company.

5. PREDECESSOR INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES:
     On December 31, 1997, the Predecessor sold its investment in subsidiaries to Royal Maccabees. The financial position as of December 31, 1997, and the results of operations for the year then ended of the Predecessor's unconsolidated subsidiaries are summarized as follows:

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                            NOTES TO FINANCIAL STATEMENTS
                                 (STATUTORY BASIS)
                                 DECEMBER 31, 1998
                    (Amounts in thousands unless otherwise stated)

                                                                  1997
                                                              (PREDECESSOR)
                                                              -------------
       Cash and invested assets                                    $     -
       Other admitted assets                                             -
                                                                   -------------
                                                                   $     -
                                                                   -------------
                                                                   -------------
       Liabilities                                                 $     -
       Capital and surplus                                               -
                                                                   -------------
                                                                   $     -
                                                                   -------------
                                                                   -------------

       Premium and annuity considerations                          $     90,424
       Investment income, net                                            53,103
       Benefit and reserve changes                                      130,370
       Other expenses                                                     9,884
                                                                   -------------

       Net income                                                         3,273
       Other charges to surplus, net                                    (43,569)
                                                                   -------------

       Increase/(decrease) in capital and surplus for the  year    $    (40,296)
                                                                   -------------
                                                                   -------------


6. FEDERAL INCOME TAXES:
     The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

     As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single
     consolidated Federal income tax return.   The life insurance companies will
     file a separate consolidated Federal income tax return.

     The Predecessor filed a consolidated federal income tax return with Royal Maccabees and other subsidiaries for the period through the date of sale, December 31, 1997. Income tax expense or benefit was allocated to the Predecessor on a separate return basis. The Predecessor paid or recovered from Royal Maccabees the amount of the expense or benefit.

     Federal income taxes (received) paid by the Company and Predecessor were $0 and $1,150 in 1998 and 1997, respectively. The effective tax rate was 35% and 34% in 1998 and 1997, respectively. Reconciliations of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense for each of the years ended December 31, 1998 and 1997 were not significant.


7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

     The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998 and 1997. The amount available for dividend in 1999 is $788.

                       ROYAL LIFE INSURANCE COMPANY OF AMERICA
                            NOTES TO FINANCIAL STATEMENTS
                                 (STATUTORY BASIS)
                                 DECEMBER 31, 1998
                    (Amounts in thousands unless otherwise stated)


8. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:
     HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in 1997.

     HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998 and 1997.

     The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

9. COMMITMENTS AND CONTINGENCIES:
     As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to capital and surplus, operations and liquidity of the Company.

     For business previously written, the Predecessor was involved in litigation from time to time with claimants, beneficiaries and others, and a number of lawsuits were pending as of December 31, 1997. There are pending legal proceedings within the ordinary course of business which, under the terms of the coinsurance/assumption reinsurance agreement, are now the responsibility of Royal Maccabees.

     The Predecessor participated in the various guaranty funds existing in the states in which the Predecessor wrote business. The Predecessor is not aware of any liabilities for future assessments as of December 31, 1997. As the Company is not writing any new business as of December 31, 1997, guaranty funds were not assessed for the year ended December 31, 1998.

                                      PART II

                         CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus consisting of 82 pages.

     The undertaking to file reports.

     The Rule 484 undertaking.

     The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.

     (A1) Resolution of Board of Directors of Royal Life Insurance Company of America ("Royal") authorizing the establishment of the Separate Account.(1)

     (A2)   Not applicable.

     (A3a)  Principal Underwriting Agreement.(1)

     (A3b)  Form of Selling Agreement.(1)

     (A3c)  Not applicable.

     (A4)   Not applicable.

     (A5)   Form of Modified Single Premium Variable Life Insurance Policy. (2)

     (A6a)  Charter of Royal. (2)

     (A6b)  Bylaws of Royal. (2)

      (A7)  Not applicable.

     (A8)   Not applicable.

     (A9)   Not applicable.

     (A10) Form of Application for Modified Single Premium Variable Life Insurance Policies. (2)


-------------------------

     (1) Incorporated by reference to the Pre-Effective Amendment No. 1 of the Registration Statement No. 333-65437 filed on February 5, 1999.

     (2) Incorporated by reference to the initial filing of Registration No. 333-65437 filed on October 8, 1998.

     (A11)  Memorandum describing transfer and redemption procedures.(1)

(2) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1 (b) or (c) of Part I.

(4)  Not Applicable.

(5)  Opinion and Consent of Michael Winterfield, FSA, MAAA.


(6)  Consent of Arthur Anderson LLP, Independent Public Accountants.


(7)  Consent of PricewaterhouseCoopers LLP, Independent Public Accountants.


(8)  Power of Attorney.


(9)  Not applicable.

                      REPRESENTATION OF REASONABLENESS OF FEES

Royal Life Insurance Company of America ("Royal") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Royal.

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

            UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6e-3(T)

1. Separate Account Two meets the definition of "Separate Account" under Rule 6e-3(T).

2. Royal undertakes to keep and make available to the Commission upon request any documents used to support any representation as to the reasonableness of fees.

                           UNDERTAKING ON INDEMNIFICATION

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. 33-771(a). Additionally, pursuant to Conn. Gen. Stat. 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been an employee or officer of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, the Registrant's bylaws, provide under Article X:

          "The Company shall indemnify to the full extent authorized or permitted by law any person made, or threatened to be made a party to an action, suit or proceeding (whether civil, criminal, administrative or investigative) by reason of the fact that he, his testator or intestate is or was a Director, Officer or employee of the company or serves or served any other enterprise at the request of the corporation. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any By-Laws, agreement, vote of Shareholders or disinterested Directors or otherwise, and shall continue as to a person who has ceased to be a Director, Officer, employee or agent shall inure to the benefit or the heirs, executors and administrators of such a person."

Additionally, the directors and officers of Royal and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

INFORMATION REGARDING CERTAIN SALES LOADS, ADMINISTRATIVE,
MANAGEMENT AND OTHER FEES

Not applicable.

                               OFFICERS AND DIRECTORS

The principal underwriter for Royal Life Insurance Company of America Separate Account Two is Hartford Securities Distribution Company, Inc. The following is a list of Officers and Directors:

               Name and Principal       Positions and Offices
                Business Address          With Underwriter

     Lowndes A. Smith         President and Chief Executive Officer, Director


     Thomas M. Marra          Executive Vice President, Director
     Peter W. Cummins         Senior Vice President
     Lynda Godkin             Senior Vice President, General Counsel and
                                   Corporate Secretary
     Donald E. Waggaman, Jr.  Treasurer
     George R. Jay            Controller

     Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

                                     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the Town of Simsbury, and State of Connecticut, on the 12th day of April, 1999.

SEPARATE ACCOUNT TWO
      (Registrant)

By:   Lynda Godkin
     -------------------------
      Lynda Godkin, Senior Vice President,
      General Counsel and Corporate Secretary*     *By:  /s/ Thomas S. Clark
                                                         ----------------------
                                                         Thomas S. Clark
                                                         Attorney-in-Fact

ROYAL LIFE INSURANCE COMPANY OF AMERICA
      (Depositor)

By:   Lynda Godkin
     -------------------------
      Lynda Godkin, Senior Vice President,
      General Counsel and Corporate Secretary*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.


Gregory A. Boyko, Senior Vice President,
    & Treasurer, Director*
Lynda Godkin, Senior Vice President,
    General Counsel & Corporate Secretary, Director*   *By: /s/ Thomas S. Clark
Thomas M. Marra, Director*                                  ----------------------
Lowndes A. Smith, President, Director                       Thomas S. Clark
Raymond P. Welnicki, Director*                              Attorney-In-Fact
Lizabeth H. Zlatkus, Senior Vice President,
    Director*                                              Dated:  April 12, 1999

                                   EXHIBIT INDEX


(2) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.


(5)       Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)       Consent of Arthur Anderson LLP, Independent Public Accountants.

(7)       Consent of PricewaterhouseCoopers LLP, Independent Public
          Accountants.


(8)       Power of Attorney.